UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23476

DoubleLine Yield Opportunities Fund

(Exact name of Registrant as specified in charter)

2002 North Tampa Street, Suite 200

Tampa, FL 33602
(Address of principal executive offices) (Zip code)

Ronald R. Redell

President and Principal Executive Officer

c/o DoubleLine Capital LP

2002 North Tampa Street, Suite 200

Tampa, FL 33602
(Name and address of agent for service)

(813) 791-7333

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report March 31, 2026
DoubleLine Yield Opportunities Fund
NYSE: DLY

DoubleLine || 2002 North Tampa Street, Suite 200 || Tampa, FL 33602 || (813) 791-7333
fundinfo@doubleline.com || www.doubleline.com

Semi-Annual Report	March 31, 2026	3

Schedule of Investments DoubleLine Yield Opportunities Fund	(Unaudited) March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 1.3%
	Apollo Aviation Securitization Equity Trust
402,126	Series 2024-1A-B	6.90%(a)	05/16/2049	404,895
268,240	Series 2024-2A-B	6.61%(a)	09/16/2049	268,357
	AVANT Loans Funding Trust
725,000	Series 2025-REV1-D	8.39%(a)	05/15/2034	734,252
	Blue Stream Communications LLC
2,500,000	Series 2023-1A-C	8.90%(a)	05/20/2053	2,538,787
	Compass Datacenters LLC
750,000	Series 2024-1A-B	7.00%(a)	02/25/2049	759,132
	GreenSky LLC
800,000	Series 2025-3A-E	7.83%(a)	12/27/2060	815,439
	JetBlue Airways Corp.
775,450	Series 2019-1-B	8.00%	05/15/2029	770,185
	JOL Air Ltd.
1,043,221	Series 2019-1-B	4.95%(a)	04/15/2044	1,044,288
	MACH 1 Cayman Ltd.
86,175	Series 2019-1-B	4.34%(a)	10/15/2039	85,567
	Marlette Funding Trust
8,192	Series 2021-1A-R	0.00%(a)(b)(c)	06/16/2031	48,059
	Pagaya AI Debt Selection Trust
2,425,852	Series 2021-3-CERT	0.00%(a)(b)(c)	05/15/2029	6,040
	SOFI Alternative Trust
55,000	Series 2021-2-R1	0.00%(a)(b)(c)	08/15/2030	246,385
	SoFi Professional Loan Program LLC
20,000	Series 2018-C-R1	0.00%(a)(b)(c)	01/25/2048	157,341
	Start/Bermuda
379,453	Series 2018-1-A	4.09%(a)	05/15/2043	391,749
	Switch Ltd.
1,000,000	Series 2024-2A-C	10.03%(a)	06/25/2054	1,020,696
	Upstart Securitization Trust
6,408	Series 2021-4-C	3.19%(a)	09/20/2031	6,399
3,300	Series 2021-5-CERT	0.00%(a)(b)(c)	11/20/2031	278,747
	Total Asset Backed Obligations (Cost $8,908,951)			9,576,318

BANK LOANS - 19.5%
	1261229 BC Ltd.
2,431,625	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.25%, 0.00% Floor)	9.92%	10/08/2030	2,353,266
	ADMI Corp.
1,101,923	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.86%, 0.50% Floor)	7.54%	12/23/2027	1,036,358
894,413	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.75%, 0.00% Floor)	9.42%	12/23/2027	857,518
	Alera Group, Inc.
1,455,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.50% Floor)	9.18%	05/31/2033	1,409,531
	Applied Systems, Inc.
670,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.00% Floor)	8.17%	02/23/2032	663,719
	Apro LLC
1,494,974	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.43%	07/09/2031	1,501,514

Principal Amount $	Security Description	Rate	Maturity	Value $
	Asurion LLC
329,720	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.36%, 0.00% Floor)	9.03%	01/22/2029	328,101
	Atlas OpCo LLC
537	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 6.76%, 2.00% Floor)	10.29%	10/24/2030	452
141,380	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 6.76%, 0.00% Floor)	10.30%	10/24/2030	119,113
	Aveanna Healthcare LLC
2,905,400	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.42%	09/17/2032	2,907,405
	Bausch + Lomb Corp.
2,914,313	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.42%	01/15/2031	2,924,338
	Boxer Parent Co., Inc.
4,235,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.00% Floor)	9.42%	07/30/2032	3,568,009
	Central Parent LLC
693,697	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	6.95%	07/06/2029	496,923
	Columbus McKinnon Corp./NY
1,955,899	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.50% Floor)	7.20%	02/03/2033	1,951,009
	Constant Contact, Inc.
4,500,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 7.76%, 0.00% Floor)	11.43%	02/12/2029	3,632,085
	Cornerstone Building Brands, Inc.
517,125	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.50% Floor)	8.17%	05/15/2031	251,840
	Crown Finance US, Inc.
5,220,159	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.17%	12/02/2031	5,176,910
	Dayforce Bidco LLC
3,055,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.66%	02/04/2033	2,898,004
	Dexko Global, Inc.
684,308	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.01%, 0.50% Floor)	7.68%	10/04/2028	672,079
772,225	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	7.92%	10/04/2028	763,213
	DG Investment Intermediate Holdings 2, Inc.
3,140,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor)	9.17%	07/29/2033	3,077,200

4	DoubleLine Yield Opportunities Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
	Directv Financing LLC
2,749,853	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.51%, 0.75% Floor)	9.18%	08/02/2029	2,761,100
	Eagle Parent Corp.
298,121	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.95%	04/02/2029	299,084
298,121	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.95%	04/02/2029	299,083
3,073,600	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.95%	04/02/2029	3,083,528
	Edelman Financial Engines Center LLC
4,295,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	8.92%	10/06/2028	4,263,861
	Eisner Advisory Group LLC
1,507,899	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	7.67%	02/28/2031	1,440,044
	Element Materials Technology Group US Holdings, Inc.
222,542	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.50% Floor)	7.20%	06/25/2029	223,517
	Ellucian Holdings, Inc.
620,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.42%	11/22/2032	595,587
	Fertitta Entertainment LLC/NV
1,900,495	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	6.92%	01/29/2029	1,867,237
	Flynn America LP
522,844	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.61%, 0.50% Floor)	8.28%	07/31/2028	515,001
522,844	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.61%, 0.50% Floor)	8.28%	07/31/2028	515,001
	Gainwell Acquisition Corp.
4,389,448	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.10%, 0.75% Floor)	7.80%	10/01/2027	4,270,581
	Golden State Foods LLC
1,339,175	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.20%	12/04/2031	1,342,630
	Groupe Solmax, Inc.
184,506	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.75%, 0.75% Floor)	8.53%	07/24/2028	150,372
265,025	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.75%, 0.75% Floor)	8.53%	07/24/2028	215,995
338,643	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.01%, 0.75% Floor)	8.68%	07/24/2028	275,994

Principal Amount $	Security Description	Rate	Maturity	Value $
184,045	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.75%, 0.75% Floor)	8.71%	07/24/2028	149,997
	Hexion Holdings Corp.
2,321,127	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	7.67%	03/15/2029	2,225,868
	INEOS US Finance LLC
3,316,451	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.92%	02/19/2030	2,908,113
	INEOS US Petrochem LLC
994,700	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.35%, 0.00% Floor)	8.02%	03/29/2029	783,326
1,717,650	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	7.92%	10/07/2031	1,224,899
	ION Platform Finance US, Inc.
476,756	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.45%	09/30/2032	385,774
2,678,244	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.45%	09/30/2032	2,167,142
	LBM Acquisition LLC
2,413,133	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.85%, 0.75% Floor)	7.52%	06/06/2031	1,947,411
	Lereta LLC
366,283	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.36%, 0.75% Floor)	9.04%	08/07/2028	338,709
	LifePoint Health, Inc.
265,958	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 1.00% Floor)	7.15%	05/19/2031	266,101
1,470,247	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.42%	05/19/2031	1,472,364
	Mativ Holdings, Inc.
2,080,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.18%	03/30/2033	2,007,200
	MH Sub I LLC
1,798,844	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.50% Floor)	7.92%	12/31/2031	1,207,474
	Mitchell International, Inc.
3,310,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	8.92%	06/17/2032	2,998,661
	Motion Finco Sarl
3,290,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.17%	11/30/2029	2,894,032
	Natgasoline LLC
2,123,991	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor)	9.17%	03/29/2030	2,143,903

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	March 31, 2026	5

Schedule of Investments DoubleLine Yield Opportunities Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Needle Holdings LLC
2,526	Senior Secured First Lien Term Loan (Prime Rate + 8.50%, 0.00% Floor)	15.25%(c)(d)	04/28/2028	—
	NEP Group, Inc.
2,446,449	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.17%	10/17/2031	2,222,648
	Numericable US LLC
2,262,146	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.88%, 0.00% Floor)	10.55%	05/15/2031	2,271,104
	OAK-Eagle Acquireco, Inc.
2,180,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.21%	03/24/2033	2,169,100
	OEP Glass Purchaser LLC
1,650,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.70%	03/02/2033	1,626,801
	OneDigital Borrower LLC
2,570,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.50% Floor)	8.92%	07/02/2032	2,518,600
	Ontario Gaming GTA LP
2,241,861	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.95%	08/01/2030	2,106,351
	Par Petroleum LLC
984,586	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.50% Floor)	6.93%	02/28/2030	986,678
	PetSmart LLC
1,540,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.67%	08/18/2032	1,532,685
	Pregis TopCo LLC
2,831,400	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.67%	02/01/2029	2,831,400
	Pretzel Parent T/L B
3,898,063	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.17%	10/01/2031	3,790,866
	Radiology Partners, Inc.
3,975,025	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.20%	06/30/2032	3,923,210
	RealPage, Inc.
1,491,234	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	7.45%	04/24/2028	1,452,283
	Sabre GLBL, Inc.
766,490	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.00%, 0.50% Floor)	9.77%	11/15/2029	608,163
	Sgh2 LLC
2,427,800	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.20%	08/18/2032	2,391,383

Principal Amount $	Security Description	Rate	Maturity	Value $
	Staples, Inc.
620,550	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.50% Floor)	9.41%	09/10/2029	565,572
	StubHub Holdco Sub LLC
2,022,715	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.42%	03/15/2030	1,996,804
	Team Health Holdings, Inc.
2,153,752	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor)	7.66%	06/30/2028	2,149,208
	Townsquare Media, Inc.
2,895,055	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor)	8.59%	02/19/2030	2,124,623
	Trident TPI Holdings, Inc.
2,687,184	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	7.45%	09/18/2028	2,551,562
	UKG, Inc.
2,724,273	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	02/10/2031	2,606,966
	United Natural Foods, Inc.
812,782	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.42%	05/01/2031	818,471
	Univision Communications, Inc.
477,570	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.61%, 0.50% Floor)	7.28%	01/31/2029	473,692
1,833,530	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.95%	06/25/2029	1,830,092
	Veritiv Operating Co.
2,320,452	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor)	7.70%	11/29/2030	2,260,782
	Vibrantz Technologies, Inc.
264,450	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.40%, 0.50% Floor)	8.05%	04/30/2030	162,637
440,750	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.40%, 0.50% Floor)	8.05%	04/30/2030	89,031
	Victra Holdings LLC
4,538,847	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.75% Floor)	7.45%	03/29/2029	4,482,112
	Voyager Parent LLC
3,366,410	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	7.95%	07/01/2032	3,347,827
548,940	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	7.95%	07/01/2032	545,910

6	DoubleLine Yield Opportunities Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
	VT Topco, Inc.
879,862	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.50% Floor)	6.67%	08/09/2030	856,106
	Zayo Group Holdings, Inc.
1,071,293	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00% + 0.50% PIK, 0.00% Floor)	6.78%	03/11/2030	1,053,826
16,235	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.11% + 0.50% PIK, 0.00% Floor)	6.79%	03/11/2030	15,970
	Total Bank Loans (Cost $149,021,814)			142,190,639

COLLATERALIZED LOAN OBLIGATIONS - 6.5%
	Aimco CDO
500,000	Series 2019-10A-ERR (3 mo. Term SOFR + 5.65%, 5.65% Floor)	9.32%(a)	07/22/2037	487,975
	Babson CLO Ltd./Cayman Islands
1,500,000	Series 2019-2A-D1RR (3 mo. Term SOFR + 2.90%, 2.90% Floor)	6.57%(a)	01/15/2038	1,487,244
	Bain Capital Credit CLO
1,250,000	Series 2022-3A-E (3 mo. Term SOFR + 7.35%, 7.35% Floor)	11.02%(a)	07/17/2035	1,104,102
	Basswood Park CLO Ltd.
500,000	Series 2021-1A-DR (3 mo. Term SOFR + 2.65%, 2.65% Floor)	6.32%(a)	04/20/2034	471,608
	Canyon Capital CLO Ltd.
1,000,000	Series 2021-1A-E (3 mo. Term SOFR + 6.67%, 6.41% Floor)	10.34%(a)	04/15/2034	865,871
	Canyon CLO
1,850,000	Series 2020-2A-ER2 (3 mo. Term SOFR + 5.75%, 5.75% Floor)	9.42%(a)	10/15/2034	1,677,194
2,000,000	Series 2021-3A-ER (3 mo. Term SOFR + 6.00%, 6.00% Floor)	9.67%(a)	07/15/2034	1,793,640
	Carlyle Global Market Strategies
1,500,000	Series 2019-1A-DR2 (3 mo. Term SOFR + 6.25%, 6.25% Floor)	9.92%(a)	04/20/2031	1,436,904
1,000,000	Series 2020-2A-CR2 (3 mo. Term SOFR + 2.90%, 2.90% Floor)	6.57%(a)	01/25/2035	968,062
	CIFC Funding Ltd.
2,000,000	Series 2020-1A-ER (3 mo. Term SOFR + 6.51%, 6.51% Floor)	10.18%(a)	07/15/2036	1,894,861
	Dryden Senior Loan Fund
2,000,000	Series 2017-54A-E (3 mo. Term SOFR + 6.46%, 0.00% Floor)	10.13%(a)	10/19/2029	1,954,948
	ING Investment Management CLO Ltd.
2,000,000	Series 2013-3A-DR (3 mo. Term SOFR + 6.16%, 5.90% Floor)	9.83%(a)	10/18/2031	1,991,255
	Katayma CLO Ltd.
1,000,000	Series 2024-2A-E (3 mo. Term SOFR + 7.33%, 7.33% Floor)	11.00%(a)	04/20/2037	992,770
	Octagon Investment Partners Ltd.
1,500,000	Series 2019-1A-ER (3 mo. Term SOFR + 7.26%, 7.00% Floor)	10.93%(a)	01/20/2035	1,223,957
6,107,500	Series 2019-1A-INC	0.00%(a)(b)(c)(e)	10/15/2038	2,113,989

Principal Amount $	Security Description	Rate	Maturity	Value $
4,000,000	Series 2021-1A-E (3 mo. Term SOFR + 6.76%, 6.50% Floor)	10.43%(a)	04/15/2034	3,147,483
	RR Ltd./Cayman Islands
5,000,000	Series 2017-2A-DR (3 mo. Term SOFR + 6.06%, 5.80% Floor)	9.73%(a)	04/15/2036	4,510,974
	Sound Point CLO Ltd.
3,000,000	Series 2020-1A-ER (3 mo. Term SOFR + 7.12%, 7.12% Floor)	10.79%(a)	07/20/2034	2,516,824
4,000,000	Series 2020-2A-ER (3 mo. Term SOFR + 6.82%, 6.56% Floor)	10.49%(a)	10/25/2034	3,207,095
7,000,000	Series 2021-2A-E (3 mo. Term SOFR + 6.62%, 6.36% Floor)	10.29%(a)	07/25/2034	5,556,236
2,000,000	Series 2021-3A-E (3 mo. Term SOFR + 6.87%, 6.61% Floor)	10.54%(a)	10/25/2034	1,256,059
7,000,000	Series 2021-4A-E (3 mo. Term SOFR + 6.96%, 6.96% Floor)	10.63%(a)	10/25/2034	4,346,662
	Wind River CLO Ltd.
2,500,000	Series 2017-3A-ER (3 mo. Term SOFR + 7.31%, 7.05% Floor)	10.98%(a)	04/15/2035	2,283,450
	Total Collateralized Loan Obligations (Cost $55,982,416)			47,289,163

FOREIGN CORPORATE BONDS - 12.1%
146,025	ACI Airport Sudamerica SA	6.88%(a)	11/29/2034	147,725
1,500,000	AL Candelaria Spain SA	5.75%	06/15/2033	1,323,863
470,827	Alpha Holding SAB de CV	10.00%(d)	12/19/2026	3,531
2,356,827	Alpha Holding SAB de CV	9.00%(d)	12/31/2027	17,676
942,731	Alpha Holding SAB de CV	9.00%(a)(d)	12/31/2027	7,071
1,650,000	Avianca Midco 2 PLC	9.63%	02/14/2030	1,544,631
800,000	Avianca Midco 2 PLC	9.50%(a)	01/28/2031	736,000
1,950,000	Azul Secured Finance LLP	9.88%(a)	02/15/2031	1,785,469
800,000	Azule Energy Finance PLC	8.63%	01/22/2033	807,629
1,900,000	Azule Energy Finance PLC	8.63%(a)	01/22/2033	1,918,119
2,400,000	BRF SA	5.75%	09/21/2050	1,867,100
3,218,000	Cosan Overseas Ltd.	8.25%(f)	05/05/2026	3,051,951
600,000	CSN Resources SA	8.88%	12/05/2030	426,000
2,200,000	CSN Resources SA	4.63%	06/10/2031	1,350,559
1,700,000	CSN Resources SA	5.88%	04/08/2032	1,043,383
725,000	EG Global Finance PLC	12.00%(a)	11/30/2028	776,089
1,500,000	Eldorado International. Finance GmbH	8.50%(a)	12/01/2032	1,512,465
600,000	EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU	8.50%(a)	06/30/2032	606,312
808,000	Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323 (2.00% PIK)	11.00%(a)(d)	09/12/2030	353,500
1,043,140	Fideicomiso PA Pacifico Tres	8.25%	01/15/2035	1,079,493
1,100,000	Frigorifico Concepcion SA	7.70%(a)	07/21/2028	299,750
1,450,000	Frigorifico Concepcion SA	7.70%	07/21/2028	395,125
1,750,000	Frontera Energy Corp.	7.88%(a)	06/21/2028	1,714,715
1,250,000	FS Luxembourg Sarl	8.63%	06/25/2033	1,239,687
1,500,000	FS Luxembourg Sarl	8.63%(a)	06/25/2033	1,487,625
200,000	FS Luxembourg Sarl	8.13%(a)	02/11/2036	183,940
1,925,000	Garda World Security Corp.	8.25%(a)	08/01/2032	1,907,509
1,725,000	Garda World Security Corp.	8.38%(a)	11/15/2032	1,727,689
2,250,000	Geopark Ltd.	8.75%	01/31/2030	2,218,284
3,340,000	Global Aircraft Leasing Co. Ltd.	8.75%(a)	09/01/2027	3,392,739
2,471,000	Gran Tierra Energy, Inc.	9.75%(a)	04/15/2031	2,183,746
1,500,000	Grupo Televisa SAB	5.00%	05/13/2045	932,863
1,500,000	Grupo Televisa SAB	5.25%	05/24/2049	924,233
2,900,000	Indika Energy Tbk PT	8.75%	05/07/2029	2,867,656
1,000,000	Infraestructura Energetica Nova SAPI de CV	4.75%	01/15/2051	724,300
845,000	Kronos Acquisition Holdings, Inc.	8.25%(a)	06/30/2031	524,956

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	March 31, 2026	7

Schedule of Investments DoubleLine Yield Opportunities Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
2,675,000	Mexarrend SAPI de CV	10.25%(d)	07/24/2026	10,031
1,600,000	Mongolian Mining Corp.	8.44%	04/03/2030	1,594,056
4,300,000	Motion Finco Sarl	8.38%(a)	02/15/2032	3,557,798
2,800,000	Movida Europe SA	7.85%	04/11/2029	2,731,218
2,600,000	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.	8.00%(a)	08/01/2030	2,493,856
3,302,000	Operadora de Servicios Mega SAB de CV Sofom ER	8.25%(d)	12/31/2027	49,530
438,000	Operadora de Servicios Mega SAB de CV Sofom ER	8.25%(a)(d)	12/31/2027	6,570
5,100,000	Orbia Advance Corp. SAB de CV	5.50%	01/15/2048	3,463,058
1,100,000	Pampa Energia SA	7.75%	11/14/2037	1,107,040
800,000	Pampa Energia SA	7.75%(a)	11/14/2037	805,120
630,000	Pan American Energy LLC/Argentina	7.75%(a)	01/15/2037	630,000
3,000,000	Prosus NV	3.83%	02/08/2051	1,937,171
200,000	Saavi Energia Sarl	8.88%	02/10/2035	210,130
2,800,000	Saavi Energia Sarl	8.88%(a)	02/10/2035	2,941,820
600,000	Sasol Financing USA LLC	5.50%	03/18/2031	541,806
530,000	Seaspan Corp.	5.50%(a)	08/01/2029	497,091
600,000	SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development	9.00%	11/14/2030	597,723
1,600,000	SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development	9.00%(a)	11/14/2030	1,593,928
4,150,000	Simpar Europe SA	5.20%	01/26/2031	3,521,275
3,000,000	Telecom Argentina SA	8.50%(a)	01/20/2036	2,987,250
427,053	Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)	13.50%(d)	12/31/2027	25,623
304,068	Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)	13.50%(a)(d)	12/31/2027	18,244
355,347	Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)	11.00%(a)(d)	12/31/2028	10,660
1,528,008	Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)	11.00%(d)	12/31/2028	45,840
1,806,789	Unigel Netherlands Holding Corp. BV (15.00% Cash or 15.00% PIK)	15.00%(d)	12/31/2044	36,136
3,400,000	Vamos Europe SA	9.20%(a)	01/26/2031	3,227,008
3,200,000	Vedanta Resources Finance II PLC	9.13%(a)	10/15/2032	3,222,122
600,000	Vedanta Resources Finance II PLC	9.85%	04/24/2033	616,437
2,400,000	Vista Energy Argentina SAU	8.50%(a)	06/10/2033	2,512,080
2,330,000	Volcan Cia Minera SAA	8.50%(a)	10/28/2032	2,366,465
900,000	VZ Secured Financing BV	7.50%(a)	01/15/2033	849,149
789,360	Yinson Bergenia Production BV	8.50%(a)	01/31/2045	835,552
	Total Foreign Corporate Bonds (Cost $103,786,496)			88,125,170

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 5.5%
5,400,000	Brazilian Government International Bond	4.75%	01/14/2050	3,911,760
3,250,000	Chile Government International Bond	3.10%	01/22/2061	2,011,100
3,500,000	Colombia Government International Bond	5.00%	06/15/2045	2,520,385
4,200,000	Comision Federal de Electricidad	4.68%	02/09/2051	3,002,824
200,000	Corp. Nacional del Cobre de Chile	3.70%	01/30/2050	136,303
1,550,000	Corp. Nacional del Cobre de Chile	3.15%	01/15/2051	970,212
2,365,000	Ecopetrol SA	5.88%	05/28/2045	1,743,125
3,150,000	Ecopetrol SA	5.88%	11/02/2051	2,220,877
6,500,000	Mexico Government International Bond	3.75%	04/19/2071	3,768,375
3,400,000	Morocco Government International Bond	4.00%	12/15/2050	2,340,728

Principal Amount $	Security Description	Rate	Maturity	Value $
1,450,000	OCP S.A.	5.13%	06/23/2051	1,132,925
550,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.00%	06/30/2050	376,690
4,650,000	Peruvian Government International Bond	2.78%	12/01/2060	2,463,802
5,500,000	Petroleos del Peru SA	5.63%	06/19/2047	3,864,300
3,350,000	Petroleos Mexicanos	6.38%	01/23/2045	2,640,982
1,800,000	Petroleos Mexicanos	6.75%	09/21/2047	1,437,741
606,667	Port Of Spain Waterfront Development	7.88%	02/19/2040	608,183
933,333	Port Of Spain Waterfront Development	7.88%(a)	02/19/2040	935,667
400,000	Republic of South Africa Government International Bond	5.00%	10/12/2046	288,620
1,250,000	Republic of South Africa Government International Bond	5.65%	09/27/2047	979,246
950,000	YPF SA	8.25%(a)	01/17/2034	970,083
2,450,000	YPF SA	7.00%	12/15/2047	2,180,044
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $44,878,146)			40,503,972

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 19.3%
	1345 Trust
1,000,000	Series 2025-AOA-D (1 mo. Term SOFR + 3.00%, 3.00% Floor)	6.67%(a)	06/15/2042	999,018
	Acore Issuer LLC
2,330,000	Series 2026-FL1-D (1 mo. Term SOFR + 2.75%, 2.75% Floor)	6.43%(a)	08/20/2043	2,335,809
	ARDN Mortgage Trust
1,550,000	Series 2025-ARCP-E (1 mo. Term SOFR + 4.50%, 4.50% Floor)	8.17%(a)	06/15/2035	1,548,697
	AREIT Ltd.
3,000,000	Series 2024-CRE9-C (1 mo. Term SOFR + 3.09%, 3.09% Floor)	6.76%(a)	05/17/2041	2,998,749
	AREIT Trust
1,930,000	Series 2022-CRE6-D (30 day avg SOFR US + 2.85%, 2.85% Floor)	6.52%(a)	01/20/2037	1,934,810
1,000,000	Series 2022-CRE7-D (1 mo. Term SOFR + 4.44%, 4.44% Floor)	8.12%(a)	06/17/2039	1,002,856
4,375,000	Series 2023-CRE8-C (1 mo. Term SOFR + 4.02%, 4.02% Floor)	7.70%(a)	08/17/2041	4,382,311
2,390,000	Series 2025-CRE10-D (1 mo. Term SOFR + 2.79%, 2.79% Floor)	6.47%(a)	01/17/2030	2,377,899
	BANK
18,317,000	Series 2018-BN12-XE	1.50%(a)(e)(g)	05/15/2061	469,556
6,978,000	Series 2018-BN12-XF	1.50%(a)(e)(g)	05/15/2061	177,130
20,061,456	Series 2018-BN12-XG	1.50%(a)(e)(g)	05/15/2061	492,428
18,522,000	Series 2019-BN16-XF	1.14%(a)(e)(g)	02/15/2052	499,149
9,261,000	Series 2019-BN16-XG	1.14%(a)(e)(g)	02/15/2052	247,945
4,631,000	Series 2019-BN16-XH	1.14%(a)(e)(g)	02/15/2052	122,286
6,366,937	Series 2019-BN16-XJ	1.14%(a)(e)(g)	02/15/2052	161,688
21,359,000	Series 2022-BNK43-XD	2.23%(a)(e)(g)	08/15/2055	2,514,828
77,854,591	Series 2023-BNK46-XA	0.62%(e)(g)	08/15/2056	2,501,289
	BANK5 Trust
186,820,737	Series 2023-5YR1-XA	0.15%(e)(g)	04/15/2056	851,529
65,071,170	Series 2023-5YR4-XA	1.00%(e)(g)	12/15/2056	1,425,664
8,849,000	Series 2025-5YR17-XD	1.81%(a)(e)(g)	11/15/2058	664,666
858,000	Series 2026-5YR20-D	4.50%(a)	02/15/2059	734,152
	BBCMS Trust
3,000,000	Series 2020-C7-D	3.59%(a)(e)	04/15/2053	1,811,404
1,150,000	Series 2025-5C34-D	4.25%(a)	05/15/2058	1,009,088

8	DoubleLine Yield Opportunities Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
	BDS Ltd.
2,550,000	Series 2025-FL15-D (1 mo. Term SOFR + 2.40%, 2.40% Floor)	6.08%(a)	03/19/2043	2,553,940
	Beast Mortgage Trust
6,000,000	Series 2021-1818-G (1 mo. Term SOFR + 6.11%, 6.25% Floor)	9.79%(a)	03/15/2036	341,663
	Benchmark Mortgage Trust
2,900,000	Series 2018-B4-D	2.76%(a)(e)	07/15/2051	2,073,496
12,324,000	Series 2021-B26-XF	1.50%(a)(e)(g)	06/15/2054	754,357
2,890,000	Series 2024-V10-D	4.50%(a)	09/15/2057	2,636,162
1,766,000	Series 2026-V20-D	4.50%(a)	02/15/2059	1,518,723
	BMO Mortgage Trust
134,002,083	Series 2023-5C1-XA	0.58%(e)(g)	08/15/2056	1,514,090
4,232,000	Series 2025-5C12-XD	2.06%(a)(e)(g)	10/15/2058	361,991
770,000	Series 2026-C14-D	4.50%(a)	02/15/2059	585,257
	BrightSpire Capital, Inc.
3,106,000	Series 2024-FL2-C (1 mo. Term SOFR + 3.54%, 3.54% Floor)	7.22%(a)	08/19/2037	3,104,276
2,340,000	Series 2026-FL3-D (1 mo. Term SOFR + 2.85%, 2.85% Floor)	6.53%(a)	08/19/2043	2,348,700
	BSPRT Co.-Issuer LLC
1,250,000	Series 2025-FL12-D (1 mo. Term SOFR + 2.70%, 2.70% Floor)	6.37%(a)	01/17/2043	1,254,415
	BX Trust
1,509,824	Series 2025-LUNR-E (1 mo. Term SOFR + 3.95%, 3.95% Floor)	7.62%(a)	06/15/2040	1,516,775
870,000	Series 2026-ALOHA-E (1 mo. Term SOFR + 2.95%, 2.95% Floor)	6.65%(a)	04/15/2043	872,175
1,320,000	Series 2026-CSMO-D (1 mo. Term SOFR + 2.45%, 2.45% Floor)	6.12%(a)	02/15/2043	1,325,357
1,300,000	Series 2026-XL6-E (1 mo. Term SOFR + 3.00%, 3.00% Floor)	6.67%(a)	03/15/2043	1,296,029
	Computershare Corporate Trust
1,942,333	Series 2016-C33-D	3.12%(a)	03/15/2059	1,899,844
1,814,000	Series 2019-C50-D	3.00%(a)	05/15/2052	1,526,617
	Credit Suisse Mortgage Capital Certificates
18,014,000	Series 2016-NXSR-XE	1.00%(a)(e)(g)	12/15/2049	86,404
	CSAIL Commercial Mortgage Trust
53,131,261	Series 2017-CX9-XA	0.58%(e)(g)	09/15/2050	194,248
2,500,000	Series 2020-C19-E	2.50%(a)	03/15/2053	767,257
13,238,000	Series 2020-C19-XD	1.11%(a)(e)(g)	03/15/2053	487,083
	CSWF
3,754,616	Series 2018-TOP-H (1 mo. Term SOFR + 3.66%, 3.61% Floor)	7.33%(a)	08/15/2035	3,661,812
	Del Amo Fashion Center Trust
2,100,000	Series 2017-AMO-C	3.64%(a)(e)	06/05/2035	2,013,725
	DOLP Trust
4,000,000	Series 2021-NYC-F	3.70%(a)(e)	05/10/2041	3,091,039
	Extended Stay America Trust
1,317,603	Series 2026-ESH2-F (1 mo. Term SOFR + 3.75%, 3.75% Floor)	7.42%(a)	02/15/2043	1,322,407
	FS Rialto
500,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.61%, 2.61% Floor)	6.29%(a)	11/16/2036	503,554
2,910,000	Series 2026-FL11-D (1 mo. Term SOFR + 2.65%, 2.65% Floor)	6.32%(a)	01/19/2044	2,918,969

Principal Amount $	Security Description	Rate	Maturity	Value $
	Granite Point Mortgage Trust, Inc.
1,780,000	Series 2021-FL4-B (1 mo. Term SOFR + 2.06%, 1.95% Floor)	5.74%(a)	12/15/2036	1,774,507
	Great Wolf Trust
2,500,000	Series 2024-WLF2-E (1 mo. Term SOFR + 3.64%)	7.31%(a)	05/15/2041	2,496,865
1,000,000	Series 2024-WOLF-E (1 mo. Term SOFR + 3.64%, 3.64% Floor)	7.31%(a)	03/15/2039	1,006,351
	Greystone Commercial Real Estate Notes
2,120,000	Series 2025-FL4-C (1 mo. Term SOFR + 2.89%, 2.89% Floor)	6.56%(a)	01/15/2043	2,125,809
	GS Mortgage Securities Corp. II
905,674	Series 2015-GC28-D	4.13%(a)(e)	02/10/2048	870,374
6,316,290	Series 2016-GS3-XA	1.14%(e)(g)	10/10/2049	3,544
1,253,697	Series 2019-GC38-D	3.00%(a)	02/10/2052	1,077,813
	JP Morgan Chase Commercial Mortgage Securities
4,000,000	Series 2019-MFP-G (1 mo. Term SOFR + 4.10%, 4.05% Floor)	7.77%(a)	07/15/2036	1,050,000
4,000,000	Series 2019-MFP-XG	0.50%(a)(e)(g)	07/15/2036	32,968
	JPMBB Commercial Mortgage Securities Trust
2,265,000	Series 2015-C27-D	3.68%(a)(e)	02/15/2048	463,759
14,499,163	Series 2015-C32-XA	0.77%(e)(g)	11/15/2048	145
	JPMDB Commercial Mortgage Securities Trust
25,460,000	Series 2020-COR7-XB	0.44%(e)(g)	05/13/2053	409,326
10,244,000	Series 2020-COR7-XD	1.98%(a)(e)(g)	05/13/2053	669,058
	KREF
3,250,000	Series 2021-FL2-C (1 mo. Term SOFR + 2.11%, 2.00% Floor)	5.79%(a)	02/15/2039	3,246,210
	LoanCore
5,000,000	Series 2021-CRE5-C (1 mo. Term SOFR + 2.46%, 2.46% Floor)	6.14%(a)	07/15/2036	5,040,240
2,200,000	Series 2021-CRE6-D (1 mo. Term SOFR + 2.96%, 2.85% Floor)	6.64%(a)	11/15/2038	2,207,284
1,660,000	Series 2025-CRE8-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)	6.42%(a)	08/17/2042	1,651,235
	Lument Finance Trust, Inc.
2,610,000	Series 2025-FL3-D (1 mo. Term SOFR + 3.60%, 3.60% Floor)	7.27%(a)	07/21/2043	2,647,490
	Madison Avenue Trust
920,000	Series 2025-11MD-E	6.84%(a)(e)	10/15/2042	905,722
	MF1 Multifamily Housing Mortgage Loan Trust
2,550,000	Series 2021-FL7-E (1 mo. Term SOFR + 2.91%, 2.80% Floor)	6.59%(a)	10/16/2036	2,528,208
1,500,000	Series 2024-FL14-D (1 mo. Term SOFR + 4.84%, 4.84% Floor)	8.51%(a)	03/19/2039	1,507,852
2,450,000	Series 2024-FL15-C (1 mo. Term SOFR + 2.94%, 2.94% Floor)	6.62%(a)	08/18/2041	2,458,056
1,770,000	Series 2025-FL17-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)	6.42%(a)	02/18/2040	1,777,147
2,750,000	Series 2025-FL19-C (1 mo. Term SOFR + 2.84%, 2.84% Floor)	6.52%(a)	05/18/2042	2,759,988
2,710,000	Series 2026-FL21-D (1 mo. Term SOFR + 2.50%, 2.50% Floor)	6.18%(a)	02/18/2041	2,718,867
	Morgan Stanley ABS Capital I, Inc.
452,908,750	Series 2022-L8-XA	0.03%(e)(g)	04/15/2055	1,418,963

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	March 31, 2026	9

Schedule of Investments DoubleLine Yield Opportunities Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Morgan Stanley Capital I, Inc.
5,000,000	Series 2019-PLND-G (1 mo. Term SOFR + 3.76%, 3.65% Floor)	7.44%(a)	05/15/2036	37,475
	NYC Commercial Mortgage Trust
1,070,000	Series 2025-3BP-E (1 mo. Term SOFR + 3.54%, 3.54% Floor)	7.21%(a)	02/15/2042	1,073,556
	PFP III Ltd.
2,634,186	Series 2024-11-C (1 mo. Term SOFR + 2.99%, 2.99% Floor)	6.66%(a)	09/17/2039	2,639,918
3,000,000	Series 2025-12-C (1 mo. Term SOFR + 2.54%, 2.54% Floor)	6.22%(a)	12/18/2042	3,006,723
	RFR Trust
1,330,000	Series 2025-SGRM-E	7.27%(a)(e)	03/11/2041	1,337,400
	SMR Mortgage Trust
4,916,079	Series 2022-IND-G (1 mo. Term SOFR + 7.50%, 7.50% Floor)	11.17%(a)	02/15/2039	4,618,803
	Starwood Property Trust, Inc.
2,325,000	Series 2022-FL3-B (30 day avg SOFR US + 1.95%, 1.95% Floor)	5.62%(a)	11/15/2038	2,330,799
	TPG Real Estate Finance Issuer Ltd.
2,479,500	Series 2022-FL5-B (1 mo. Term SOFR + 2.45%, 2.45% Floor)	6.13%(a)	02/15/2039	2,484,085
	UBS-Barclays Commercial Mortgage Trust
3,000,000	Series 2013-C5-C	3.65%(a)(e)	03/10/2046	2,795,408
	Wachovia Bank Commercial Mortgage Trust
656,574	Series 2005-C21-E	5.56%(a)(e)	10/15/2044	645,876
	Wells Fargo Commercial Mortgage Trust
13,212,000	Series 2025-C65-XD	2.31%(a)(e)(g)	10/15/2058	2,209,363
	WHARF Trust
1,500,000	Series 2025-DC-E	7.21%(a)(e)	07/15/2040	1,506,222
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $173,947,270)			141,326,725

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 22.0%
	ACE Securities Corp.
8,254,170	Series 2006-HE4-A2B (1 mo. Term SOFR + 0.33%, 0.22% Floor)	4.01%	10/25/2036	3,179,940
	Banco Santander SA
1,392,000	Series 2025-NQM5-B2	7.23%(a)(e)	08/25/2065	1,362,822
	Countrywide Alternative Loan Trust
5,145,701	Series 2005-J12-2A1 (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.00% Cap)	4.33%	08/25/2035	2,632,274
	Deephaven Residential Mortgage Trust
10,000,000	Series 2020-2-B3	6.37%(a)(e)	05/25/2065	9,899,845
	Ellington Financial Mortgage Trust
220,000	Series 2025-INV2-B1	7.50%(a)(e)	05/26/2070	222,379
1,300,000	Series 2025-INV3-B2	7.58%(a)(e)	07/25/2070	1,281,036
3,555,000	Series 2025-INV4-B1	6.84%(a)(e)	10/25/2070	3,552,067
2,182,000	Series 2025-INV4-B2	7.38%(a)(e)	10/25/2070	2,157,251
1,111,000	Series 2025-NQM2-B2	7.23%(a)(e)	06/25/2070	1,095,510
	Fannie Mae Connecticut Avenue Securities
5,481,300	Series 2019-R05-1B1 (30 day avg SOFR US + 4.21%, 0.00% Floor)	7.88%(a)	07/25/2039	5,526,834
2,972,750	Series 2019-R07-1B1 (30 day avg SOFR US + 3.51%, 0.00% Floor)	7.18%(a)	10/25/2039	3,003,990

Principal Amount $	Security Description	Rate	Maturity	Value $
8,400,000	Series 2021-R02-2B2 (30 day avg SOFR US + 6.20%, 0.00% Floor)	9.86%(a)	11/25/2041	8,595,245
	Freddie Mac Structured Agency Credit Risk Debt Notes
9,250,000	Series 2020-DNA1-B2 (30 day avg SOFR US + 5.36%, 0.00% Floor)	9.03%(a)	01/25/2050	10,287,047
3,000,000	Series 2020-DNA2-B2 (30 day avg SOFR US + 4.91%, 0.00% Floor)	8.58%(a)	02/25/2050	3,298,798
6,000,000	Series 2020-DNA6-B2 (30 day avg SOFR US + 5.65%, 0.00% Floor)	9.31%(a)	12/25/2050	6,993,464
22,000,000	Series 2020-HQA2-B2 (30 day avg SOFR US + 7.71%, 0.00% Floor)	11.38%(a)	03/25/2050	26,427,680
9,750,000	Series 2020-HQA5-B2 (30 day avg SOFR US + 7.40%, 0.00% Floor)	11.06%(a)	11/25/2050	11,925,090
	GS Mortgage-Backed Securities Trust
1,500,000	Series 2020-NQM1-B2	6.51%(a)(e)	09/27/2060	1,437,761
1,702,000	Series 2025-NQM4-B1	6.77%(a)(e)	10/25/2065	1,697,477
754,000	Series 2025-NQM4-B2	7.25%(a)(e)	10/25/2065	747,342
1,100,000	Series 2025-NQM6-B1	6.60%(a)(e)	02/25/2066	1,089,196
800,000	Series 2025-NQM6-B2	7.42%(a)(e)	02/25/2066	788,930
	JP Morgan Alternative Loan Trust
5,840,847	Series 2007-A2-12A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 11.50% Cap)	4.19%	06/25/2037	2,119,312
	JP Morgan Mortgage Trust
2,500,000	Series 2024-VIS2-B2	7.69%(a)(e)	11/25/2064	2,495,880
1,156,000	Series 2025-VIS3-B1	6.76%(a)(e)	02/25/2066	1,147,274
792,000	Series 2025-VIS3-B2	7.23%(a)(e)	02/25/2066	774,062
	New Residential Mortgage Loan Trust
2,500,000	Series 2025-NQM6-B1	6.85%(a)(e)	10/25/2065	2,483,262
2,250,000	Series 2025-NQM6-B2	6.94%(a)(e)	10/25/2065	2,174,622
	Pretium Mortgage Credit Partners LLC
2,100,000	Series 2025-NPL8-A2	7.99%(a)(h)	08/25/2055	2,106,063
	PRPM LLC
5,000,000	Series 2025-5-A2	8.57%(a)(h)	07/25/2030	4,995,020
1,400,000	Series 2025-6-A2	8.33%(a)(h)	08/25/2028	1,400,323
1,150,000	Series 2025-7-A2	7.45%(a)(h)	08/25/2030	1,147,355
	Rithm Capital Corp.
4,102,000	Series 2020-NQM2-B1	4.12%(a)(e)	05/24/2060	3,591,162
2,886,000	Series 2020-NQM2-B2	4.12%(a)(e)	05/24/2060	2,424,963
	TBW Mortgage Backed Pass Through Certificates
4,036,797	Series 2007-2-A1A	5.96%(e)	07/25/2037	1,138,279
	Verus Securitization Trust
535,000	Series 2024-6-B2	7.89%(a)(e)	07/25/2069	538,199
1,735,000	Series 2024-INV1-B2	8.44%(a)(e)	03/25/2069	1,748,729
588,000	Series 2024-INV2-B2	7.92%(a)(e)	08/26/2069	588,346
6,000,000	Series 2025-12-B2	7.10%(a)(e)	12/25/2070	5,904,167
294,000	Series 2025-4-B1	7.45%(a)(e)	05/25/2070	298,041
679,000	Series 2025-6-B2	7.34%(a)(e)	07/25/2070	671,238
950,000	Series 2025-7-B2	7.50%(a)(e)	08/25/2070	941,188
1,500,000	Series 2026-1-B2	6.95%(a)(e)	01/25/2071	1,464,890
1,000,000	Series 2026-3-B2	6.81%(a)(e)	03/25/2071	977,440
	Vista Point Securitization Trust
9,222,000	Series 2020-1-B2	5.38%(a)(e)	03/25/2065	8,999,239
3,396,000	Series 2020-2-B2	5.16%(a)(e)	04/25/2065	3,261,090
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $154,908,016)			160,592,122

US CORPORATE BONDS - 19.7%
4,290,000	1261229 BC Ltd.	10.00%(a)	04/15/2032	4,395,916
1,225,000	American Axle & Manufacturing, Inc.	7.75%(a)	10/15/2033	1,193,288
3,005,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.	9.75%(a)	04/15/2030	3,192,539

10	DoubleLine Yield Opportunities Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
1,060,000	APH / APH2 / APH3	7.88%(a)	11/01/2029	959,485
830,000	Artera Services LLC	8.50%(a)	02/15/2031	711,415
815,000	Asurion LLC/ Asurion Co.-Issuer, Inc.	8.00%(a)	12/31/2032	846,205
3,580,000	AthenaHealth Group, Inc.	6.50%(a)	02/15/2030	3,364,103
1,710,000	Bausch + Lomb Corp.	8.38%(a)	10/01/2028	1,767,713
990,805	Beach Acquisition Bidco LLC (10.00% Cash or 10.75% PIK)	10.00%(a)	07/15/2033	1,055,943
1,640,000	Brand Industrial Services, Inc.	10.38%(a)	08/01/2030	1,500,867
1,976,000	Castle US Holding Corp.	10.00%(a)	06/30/2031	434,720
3,190,000	CCO Holdings LLC / CCO Holdings Capital Corp.	7.38%(a)	02/01/2036	3,179,606
1,195,000	Celanese US Holdings LLC	7.38%	02/15/2034	1,225,340
890,000	Chemours Co.	7.88%(a)	03/15/2034	890,622
554,000	CHS/Community Health Systems, Inc.	10.88%(a)	01/15/2032	595,057
1,580,000	Cipher Compute LLC	7.13%(a)	11/15/2030	1,638,901
1,925,000	Clear Channel Outdoor Holdings, Inc.	7.50%(a)	06/01/2029	1,934,230
1,110,000	Clear Channel Outdoor Holdings, Inc.	7.13%(a)	02/15/2031	1,163,624
2,335,000	Cobra AcquisitionCo LLC	6.38%(a)	11/01/2029	2,024,428
1,575,000	Columbus McKinnon Corp./NY	7.13%(a)	02/01/2033	1,575,748
830,000	Cornerstone Building Brands, Inc.	9.50%(a)	08/15/2029	495,015
2,545,000	Crescent Energy Finance LLC	7.88%(a)	04/15/2032	2,602,000
2,505,000	Dcli Bidco LLC	7.75%(a)	11/15/2029	2,535,173
3,895,000	Dealer Tire LLC / DT Issuer LLC	8.00%(a)	02/01/2028	3,810,803
1,760,000	Directv Financing LLC	8.88%(a)	02/01/2030	1,758,285
1,850,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.	10.00%(a)	02/15/2031	1,889,996
725,000	Discovery Global Holdings, Inc.	5.05%	03/15/2042	479,447
1,175,000	DISH DBS Corp.	5.75%(a)	12/01/2028	1,137,162
2,005,000	Dornoch Debt Merger Sub, Inc.	6.63%(a)	10/15/2029	1,791,925
1,580,000	EchoStar Corp.	10.75%	11/30/2029	1,707,768
2,368,000	Embarq LLC	8.00%	06/01/2036	759,371
4,550,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.	6.75%(a)	01/15/2030	4,253,419
930,000	Flash Compute LLC	7.25%(a)	12/31/2030	937,478
1,560,000	Freedom Mortgage Holdings LLC	8.38%(a)	04/01/2032	1,536,178
1,640,000	Full House Resorts, Inc.	8.25%(a)	02/15/2028	1,496,500
3,535,000	Getty Images, Inc.	10.50%(a)	11/15/2030	3,173,650
335,000	GrafTech Global Enterprises, Inc.	9.88%(a)	12/23/2029	215,638
836,000	Gray Media, Inc.	10.50%(a)	07/15/2029	888,873
2,325,000	Gray Media, Inc.	9.63%(a)	07/15/2032	2,327,015
1,550,000	Gray Media, Inc.	7.25%(a)	08/15/2033	1,563,076
965,000	Hightower Holding LLC	6.75%(a)	04/15/2029	948,300
1,285,000	Hightower Holding LLC	9.13%(a)	01/31/2030	1,316,756
760,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.	9.00%(a)	07/01/2028	761,366
1,950,000	ION Platform Finance US, Inc.	7.88%(a)	09/30/2032	1,511,788
3,400,000	ION Platform Finance US, Inc. / ION Platform Finance SARL	8.75%(a)	05/01/2029	3,165,486
1,110,000	JetBlue Airways Corp. / JetBlue Loyalty LP	9.88%(a)	09/20/2031	1,050,525
590,000	K Hovnanian Enterprises, Inc.	8.38%(a)	10/01/2033	584,134
1,070,000	Kohl’s Corp.	10.00%(a)	06/01/2030	1,132,201
1,353,000	LBM Acquisition LLC	6.25%(a)	01/15/2029	990,357
1,095,000	LBM Acquisition LLC	9.50%(a)	06/15/2031	954,508
1,215,000	LFS Topco LLC	8.75%(a)	07/15/2030	1,162,112
1,545,000	LifePoint Health, Inc.	11.00%(a)	10/15/2030	1,663,532
3,100,000	LifePoint Health, Inc.	10.00%(a)	06/01/2032	3,169,689
1,845,000	Mativ Holdings, Inc.	8.00%(a)	10/01/2029	1,720,705
915,000	Nabors Industries, Inc.	8.88%(a)	08/15/2031	953,807
1,775,000	Nabors Industries, Inc.	7.63%(a)	11/15/2032	1,818,111
1,530,000	Nexstar Media, Inc.	7.25%(a)	04/15/2034	1,536,176

Principal Amount $	Security Description	Rate	Maturity	Value $
1,985,000	NGL Energy Operating LLC / NGL Energy Finance Corp.	8.38%(a)	02/15/2032	2,047,079
730,000	OAK-Eagle Acquireco, Inc.	8.75%(a)	07/01/2034	764,709
250,000	Olympus Water US Holding Corp.	6.25%(a)	10/01/2029	236,526
2,625,000	Olympus Water US Holding Corp.	7.25%(a)	02/15/2033	2,506,839
2,420,000	PetSmart LLC / PetSmart Finance Corp.	7.50%(a)	09/15/2032	2,433,588
1,250,000	PetSmart LLC / PetSmart Finance Corp.	10.00%(a)	09/15/2033	1,248,535
1,765,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.	5.88%(a)	09/01/2031	972,956
2,825,460	Radiology Partners, Inc. (9.78% PIK)	9.78%(a)	02/15/2030	2,583,939
1,500,000	Radiology Partners, Inc.	8.50%(a)	07/15/2032	1,522,680
600,000	Sabre Financial Borrower LLC	11.13%(a)	06/15/2029	614,597
457,000	Sabre GLBL, Inc.	10.75%(a)	11/15/2029	390,735
893,000	Sabre GLBL, Inc.	10.75%(a)	03/15/2030	755,300
1,495,000	Six Flags Entertainment Corp.	7.25%(a)	05/15/2031	1,441,053
295,000	Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC	8.63%(a)	01/15/2032	295,678
1,800,000	SM Energy Co.	7.00%(a)	08/01/2032	1,839,328
955,000	Staples, Inc.	10.75%(a)	09/01/2029	883,938
2,500,000	Staples, Inc.	12.75%(a)	01/15/2030	1,691,850
1,370,000	Starz Capital Holdings LLC	5.50%(a)	04/15/2029	1,123,400
4,170,000	SWF Holdings I Corp.	6.50%(a)	10/01/2029	792,300
1,500,000	Synergy Infrastructure Holdings LLC	7.88%(a)	12/01/2030	1,532,735
605,000	Transocean International Ltd.	7.88%(a)	10/15/2032	646,860
3,098,000	Trident TPI Holdings, Inc.	12.75%(a)	12/31/2028	3,019,541
1,655,000	UKG, Inc.	6.88%(a)	02/01/2031	1,618,872
840,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	8.63%(a)	06/15/2032	856,129
1,190,000	Uniti Services LLC	7.50%(a)	10/15/2033	1,238,036
3,190,000	Univision Communications, Inc.	8.50%(a)	07/31/2031	3,208,039
2,615,000	Venture Global LNG, Inc.	8.38%(a)	06/01/2031	2,720,895
1,590,000	Veritiv Operating Co.	10.50%(a)	11/30/2030	1,654,392
195,000	Vibrantz Technologies, Inc.	9.00%(a)(c)	02/28/2031	121,485
1,755,000	Vibrantz Technologies, Inc.	9.00%(a)	02/28/2031	368,550
2,640,000	Victra Holdings LLC / Victra Finance Corp.	8.75%(a)	09/15/2029	2,742,097
4,885,000	Viking Cruises Ltd.	9.13%(a)	07/15/2031	5,156,020
1,325,000	Voyager Parent LLC	9.25%(a)	07/01/2032	1,376,462
	Total US Corporate Bonds (Cost $152,929,779)			143,853,218

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 2.9%
	Federal Home Loan Mortgage Corp.
5,132,402	Series 313-S1Pool S1-3249 (-1 x 30 day avg SOFR US + 5.79%, 0.00% Floor, 5.90% Cap)	2.11%(g)(i)	09/15/2043	470,092
1,654,349	Series 3997-SA (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	2.71%(g)(i)	02/15/2042	195,034
2,640,881	Series 4091-VI (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	1.22%(g)(i)	11/15/2040	145,533
4,177,195	Series 4119-SC (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	2.36%(g)(i)	10/15/2042	442,589
2,189,466	Series 4643-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.21%(g)(i)	01/15/2047	249,317
5,499,246	Series 4863-IA	4.50%(g)	03/15/2045	883,088

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	March 31, 2026	11

Schedule of Investments DoubleLine Yield Opportunities Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
13,651,762	Series 5004-SD (-1 x 30 day avg SOFR US + 6.10%, 0.00% Floor, 6.10% Cap)	2.44%(g)(i)	08/25/2050	1,926,104
	Federal National Mortgage Association
5,516,779	Series 2012-124-SE (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	2.37%(g)(i)	11/25/2042	659,738
6,512,531	Series 2012-84-HS (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.22%(g)(i)	08/25/2042	655,284
3,768,219	Series 2017-69-ES (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	2.37%(g)(i)	09/25/2047	394,458
5,031,913	Series 2019-25-SB (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	2.27%(g)(i)	06/25/2049	488,981
	FREMF Mortgage Trust
2,765,578	Series 2018-KF56-C (30 day avg SOFR US + 5.91%, 5.80% Floor)	9.58%(a)	11/25/2028	2,493,723
6,315,753	Series 2019-KF71-C (30 day avg SOFR US + 6.11%, 6.00% Floor)	9.78%(a)	10/25/2029	6,118,325
	Government National Mortgage Association
8,084,078	Series 2019-22-SA (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.81%(g)(i)	02/20/2045	678,016
4,449,754	Series 2020-21-NS (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	2.26%(g)(i)	04/20/2048	494,445
5,234,106	Series 2020-47-SL (-1 x 1 mo. Term SOFR + 5.26%, 0.00% Floor, 5.37% Cap)	1.58%(g)(i)	07/20/2044	396,479
8,922,915	Series 2020-61-SU (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.81%(g)(i)	07/16/2045	668,914
3,488,119	Series 2020-77-SU (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	2.31%(g)(i)	09/20/2047	422,712
20,094,209	Series 2021-97-SG (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00%(g)(i)	06/20/2051	80,586
30,492,792	Series 2021-H04-BI	1.06%(e)(g)	02/01/2071	1,774,653
30,816,205	Series 2021-H07-AI	1.35%(e)(g)	05/20/2071	1,633,274
	Total US Government and Agency Mortgage Backed Obligations (Cost $25,750,499)			21,271,345

Shares	Security Description	Value $
COMMON STOCKS - 0.0%(j)
2,458	Altice France/Luxco 3(c)(k)	41,551
3,422	Asphalt ATD Holdco, LLC(c)(k)	821
105,809	Oi SA(c)(k)	74
4,893	Stichting Administratiekantoor ADR(c)(k)	—
1,800	Stichting Administratiekantoor Unigel Creditors(c)(k)	—
	Total Common Stocks (Cost $511,107)	42,446

ESCROW NOTES - 0.0%(j)
4,600,000	Credito Real SAB de CV SOFOM ER(k)	23,000
	Total Escrow Notes (Cost $3,572,290)	23,000

PREFERRED STOCKS - 1.4%
430,000	AGNC Investment Corp. Series F (3 mo. Term SOFR + 4.96%)(f)	10,436,100
	Total Preferred Stocks (Cost $9,302,263)	10,436,100

REAL ESTATE INVESTMENT TRUSTS - 0.9%
650,000	AGNC Investment Corp.(k)	6,519,500
	Total Real Estate Investment Trusts (Cost $6,489,784)	6,519,500

AFFILIATED MUTUAL FUNDS - 2.6%
2,049,378	DoubleLine Emerging Markets Local Currency Bond Fund	19,100,205
	Total Affiliated Mutual Funds (Cost $18,900,000)	19,100,205

		Rate
SHORT TERM INVESTMENTS - 5.4%
39,338,228	First American Government Obligations Fund - X	3.58%(l)	39,338,228
	Total Short Term Investments (Cost $39,338,228)		39,338,228
	Total Investments - 119.1%(m) (Cost $948,223,933)		870,188,151
	Other Liabilities in Excess of Assets - (19.1)%		(139,261,757)
	NET ASSETS - 100.0%		$730,926,394

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	22.0%
US Corporate Bonds	19.7%
Bank Loans	19.5%
Non-Agency Commercial Mortgage Backed Obligations	19.3%
Foreign Corporate Bonds	12.1%
Collateralized Loan Obligations	6.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	5.5%
Short Term Investments	5.4%
US Government and Agency Mortgage Backed Obligations	2.9%
Affiliated Mutual Funds	2.6%
Preferred Stocks	1.4%
Asset Backed Obligations	1.3%
Real Estate Investment Trusts	0.9%
Common Stocks	0.0%(j)
Escrow Notes	0.0%(j)
Other Assets and Liabilities	(19.1)%
Net Assets	100.0%

12	DoubleLine Yield Opportunities Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2026

INVESTMENT BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	22.0%
Non-Agency Commercial Mortgage Backed Obligations	19.3%
Media	7.0%
Collateralized Loan Obligations	6.5%
Energy	6.1%
Short Term Investments	5.4%
Electronics/Electric	4.3%
Healthcare	3.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	3.5%
US Government and Agency Mortgage Backed Obligations	2.9%
Retailers (other than Food/Drug)	2.8%
Transportation	2.7%
Hotels/Motels/Inns and Casinos	2.7%
Affiliated Mutual Funds	2.6%
Real Estate	2.3%
Chemicals/Plastics	2.3%
Finance	2.0%
Technology	2.0%
Mining	1.5%
Telecommunications	1.5%
Leisure	1.4%
Industrial Equipment	1.4%
Automotive	1.3%
Asset Backed Obligations	1.3%
Commercial Services	1.3%
Utilities	1.3%
Containers and Glass Products	1.2%
Consumer Products	1.0%
Pharmaceuticals	0.9%
Insurance	0.8%
Construction	0.8%
Building and Development (including Steel/Metals)	0.7%
Pulp & Paper	0.7%
Food Service	0.6%
Chemical Products	0.5%
Business Equipment and Services	0.3%
Diversified Manufacturing	0.2%
Food Products	0.2%
Aerospace & Defense	0.1%
Escrow Notes	0.0%(j)
Communication Services	0.0%(j)
Other Assets and Liabilities	(19.1)%
Net Assets	100.0%

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of March 31, 2026, the value of these securities total $540,644,762 or 74.0% of the Fund’s net assets.
(b)
Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid.
(c)
Value determined using significant unobservable inputs.
(d)
Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(f)
Perpetual maturity. The date disclosed is the next call date of the security.
(g)
Interest only security
(h)
Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(i)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(j)
Represents less than 0.05% of net assets.
(k)
Non-income producing security.
(l)
Seven-day yield as of period end.
(m)
Under the Fund’s Credit Agreement, the lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowings under the line of credit with the lender.
PIK
A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR
Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	March 31, 2026	13

Schedule of Investments DoubleLine Yield Opportunities Fund (Cont.)
Futures Contracts

Description	Long/Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 2 Year Notes	Long	200	6/30/2026	$41,489,062	$(295,727)

(1)
Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.
A summary of the Doubline Yield Opportunities Fund’s investments in affiliated mutual funds for the period ended March 31, 2026 is as follows:

Fund	Value at September 30, 2025	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended March 31, 2026	Change in Unrealized for the Period Ended March 31, 2026	Value at March 31, 2026	Shares Held at March 31, 2026	Dividend Income Earned for the Period Ended March 31, 2026
DoubleLine Emerging Markets Local Currency Bond Fund	$19,346,131	$ —	$ —	$ —	$(245,926)	$19,100,205	2,049,378	$496,894

14	DoubleLine Yield Opportunities Fund	The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	(Unaudited) March 31, 2026

ASSETS:
Investments in Unaffiliated Securities, at Value*	$811,749,718
Investments in Affiliated Mutual Funds, at Value*	19,100,205
Short Term Investments*	39,338,228
Cash	1,453,136
Interest and Dividends Receivable	10,188,596
Receivable for Investments Sold	3,030,861
Deposit at Broker for Futures	240,000
Prepaid Expenses and Other Assets	34,970
Total Assets	885,135,714
LIABILITIES:
Loan Payable (See Note 8)	140,000,000
Payable for Investments Purchased	12,044,744
Investment Advisory Fees Payable	993,309
Interest Expense Payable	554,517
Payable to Broker for Dividend Reinvestment	215,088
Professional Fees Payable	165,262
Administration, Fund Accounting and Custodian Fees Payable	130,609
Accrued Expenses	58,454
Trustees Fees Payable (See Note 6)	47,173
Transfer Agent Expenses Payable	164
Total Liabilities	154,209,320
Commitments and Contingencies (See Note 2, Note 7 and Note 8)
Net Assets	$730,926,394
NET ASSETS CONSISTS OF:
Capital Stock ($0.00001 par value)	$485
Paid-in Capital	957,002,374
Total Distributable Loss	(226,076,465)
Net Assets	$730,926,394
*Identified Cost:
Investments in Unaffiliated Securities	$889,985,765
Investments in Affiliated Mutual Funds	18,900,000
Short Term Investments	39,338,228
Shares Outstanding and Net Asset Value Per Share:
Shares Outstanding (unlimited authorized)	48,539,382
Net Asset Value Per Share	$15.06
The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	March 31, 2026	15

Statements of Operations	(Unaudited) For the Period Ended March 31, 2026

INVESTMENT INCOME
Income:
Interest	$38,693,349
Dividends from Unaffiliated Securities	1,245,168
Dividends from Affiliated Mutual Funds	496,894
Total Investment Income	40,435,411
Expenses:
Investment Advisory Fees	6,084,356
Interest Expense	3,760,964
Administration, Fund Accounting and Custodian Fees	181,904
Professional Fees	119,236
Shareholder Reporting Expenses	100,444
Trustees Fees	73,128
Registration Fees	24,569
Miscellaneous Expenses	21,507
Insurance Expenses	14,098
Transfer Agent Expenses	144
Total Expenses	10,380,350
Less: Investment Advisory Fees (Waived)	(73,898)
Net Expenses	10,306,452
Net Investment Income (Loss)	30,128,959
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities	(24,906,627)
Futures	(40,716)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Unaffiliated Securities	(13,983,274)
Investments in Affiliated Mutual Funds	(245,926)
Futures	(287,501)
Net Realized and Unrealized Gain (Loss) on Investments	(39,464,044)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,335,085)

16	DoubleLine Yield Opportunities Fund	The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS
Net Investment Income (Loss)	$30,128,959	$60,778,372
Net Realized Gain (Loss) on Investments	(24,947,343)	(20,773,595)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(14,516,701)	9,911,532
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,335,085)	49,916,309
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings	(33,987,238)	(68,254,314)
From Return of Capital	—	(2,438,043)
Total Distributions to Shareholders	(33,987,238)	(70,692,357)
NET SHARE TRANSACTIONS
Proceeds from Issuance of common shares in connection with the shelf offering	—	5,766,685
Commissions and offering expenses associated with the issuance of common shares in connection with the shelf offering	—	(61,176)
Issuance of common shares from reinvestment of distributions	—	743,317
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	—	6,448,826
Total Increase (Decrease) in Net Assets	$(43,322,323)	$(14,327,222)
NET ASSETS:
Beginning of Period	$774,248,717	$788,575,939
End of Period	$730,926,394	$774,248,717

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	March 31, 2026	17

Statement of Cash Flows	(Unaudited) For the Period Ended March 31, 2026

CASH FLOWS PROVIDED BY (USED IN) OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Resulting from Operations	$(9,335,085)
Adjustments to Reconcile the Change in Net Assets from Operations to Net Cash Provided By (Used In) Operating activities:
Purchases of Long Term Investments	(177,304,215)
Proceeds from Disposition of Long Term Investments	224,485,476
Net (Purchases of) Proceeds from Disposition of Short Term Investments	(34,998,296)
Net Amortization (Accretion of Premiums/Discounts and Other Cost Adjustments)	(351,788)
Net Realized (Gain) Loss on:
Investments in Unaffiliated Securities	24,906,627
Net Change in Unrealized Depreciation (Appreciation) on:
Investments in Unaffiliated Securities	13,983,274
Investments in Affiliated Mutual Funds	245,926
(Increase) Decrease in:
Interest and Dividends Receivable	(134,159)
Receivable for Investments Sold	(717,172)
Prepaid Expenses and Other Assets	10,897
Receivable for Variation Margin	21,875
Increase (Decrease) in:
Payable for Investments Purchased	(19,445,682)
Investment Advisory Fees Payable	(100)
Interest Expense Payable	(92,855)
Trustees Fees Payable	1,078
Transfer Agent Expenses Payable	59
Administration, Fund Accounting and Custodian Fees Payable	33,326
Accrued Expenses	2,362
Professional Fees Payable	1,329
Net Cash Provided By (Used In) Operating Activities	21,312,877
CASH FLOWS PROVIDED BY (USED IN) FINANCING ACTIVITIES
Cash Distributions Paid to Common Stockholders	(33,954,681)
Increase in borrowings	50,000,000
Decrease in borrowings	(40,000,000)
Net Cash Provided By (Used In) Financing Activities	(23,954,681)
NET CHANGE IN CASH
Cash at Beginning of Period	4,334,940
Cash at End of Period	$1,693,136
SUPPLEMENTAL DISCLOSURE OF CASH FLOW AND NON-CASH INFORMATION:
Cash Paid for Interest on Loan Outstanding	$3,853,819
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF THE PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES:
Cash	$1,453,136
Deposit at Broker for Futures	240,000
Cash at End of Period	$1,693,136

18	DoubleLine Yield Opportunities Fund	The accompanying notes are an integral part of these financial statements.

Financial Highlights

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.95	$16.38	$15.08	$15.22	$20.22	$19.09
Income (Loss) from Investments Operations:
Net Investment Income (loss)(a)	0.62	1.26	1.32	1.29	1.27	1.27
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.81)	(0.23)	1.44	(0.03)	(4.87)	1.26
Total from Investment Operations	(0.19)	1.03	2.76	1.26	(3.60)	2.53
Less Distributions:
Distributions from Net investment Income	(0.70)	(1.41)	(1.46)	(1.40)	(1.34)	(1.40)
Return of Capital	—	(0.05)	—	—	(0.06)	—(b)
Total Distributions	(0.70)	(1.46)	(1.46)	(1.40)	(1.40)	(1.40)
Proceeds from Issuance of Common Shares:
Premiums less commissions and offering costson issuance of common shares (See Note 12)	—	—(b)(c)	—(b)(c)	—	—	—
Total capital stock transactions	—	—(b)(c)	—(b)(c)	—	—	—
Net Asset Value, End of Period	$15.06	$15.95	$16.38	$15.08	$15.22	$20.22
Market Price, End of Period	$13.92	$15.08	$16.59	$14.73	$13.49	$19.11
Total Return on Net Asset Value(d)	(1.24)%(e)	6.72%	19.15%	8.63%	(18.63)%	13.53%
Total Return on Market Price(f)	(3.17)%(e)	(0.32)%	23.75%	20.50%	(23.13)%	12.36%
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000’s)	$730,926	$774,249	$788,576	$722,996	$729,926	$969,487
Ratios to Average Net Assets:
Expenses, including interest expense, before advisory fees waived	2.75%(g)	2.89%	3.46%	3.42%	2.60%	2.22%
Expenses, including interest expense, after advisory fees waived	2.73%(g)	2.89%	3.46%	3.42%	2.60%	2.22%
Net Investment Income (Loss)	7.98%(g)	7.87%	8.37%	8.52%	7.01%	6.30%
Portfolio Turnover Rate	20%(e)	38%	33%	14%	19%	44%

(a)
Calculated based on average shares outstanding during the period.
(b)
Less than $0.005 per share.
(c)
Represents the premium on the at the market offering of $0.0012 and $0.0007 per share less underwriting and offering costs of $0.0010 and $0.0006 per share for the years ended September 30, 2025 and September 30, 2024, respectively.
(d)
Total return on Net Asset Value is computed based upon the Net Asset Value of common stock on the first business day and the closing Net Asset Value on the last business day of the period. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan. Total return on Net Asset Value does not reflect any sales load paid by investors.
(e)
Not Annualized
(f)
Total return on Market Price is computed based upon the New York Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan. Total return on Market Price does not reflect any sales load paid by investors.
(g)
Annualized
The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	March 31, 2026	19

Financial Highlights (Cont.)

Period Ended September 30, 2020(a)
Net Asset Value, Beginning of Year	$20.00
Income (Loss) from Investments Operations:
Net Investment Income (loss)(b)	0.55
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.76)
Total from Investment Operations	(0.21)
Less Distributions:
Distributions from Net investment Income	(0.57)
Return of Capital	(0.13)
Total Distributions	(0.70)
Proceeds from Issuance of Common Shares:
Net Asset Value, End of Year	$19.09
Market Price, End of Year	$18.29
Total Return on Net Asset Value(c)	(0.83)%(d)
Total Return on Market Price(e)	(4.95)%(d)
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000’s)	$915,498
Ratio to Average Net Assets:
Expenses, including interest expense	1.86%(f)
Net Investment Income (Loss)	5.11%(f)
Portfolio Turnover Rate	16%(d)

(a)
Commenced operations on February 26, 2020.
(b)
Calculated based on average shares outstanding during the period.
(c)
Total return on Net Asset Value is computed based upon the Net Asset Value of common stock on the first business day and the closing Net Asset Value on the last business day of the period. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan. Total return on Net Asset Value does not reflect any sales load paid by investors.
(d)
Not Annualized
(e)
Total return on Market Price is computed based upon the New York Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan. Total return on Market Price does not reflect any sales load paid by investors.
(f)
Annualized
20	DoubleLine Yield Opportunities Fund	The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements	(Unaudited) March 31, 2026
1. Organization
DoubleLine Yield Opportunities Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. The Fund was organized as a Massachusetts business trust on September 17, 2019 and commenced operations on February 26, 2020. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DLY”. The Fund’s investment objective is to seek a high level of total return, with an emphasis on current income.
The Fund has a limited term and intends to terminate as of the first business day following the twelfth anniversary of the effective date of the Fund’s initial registration statement, February 25, 2032 (the “Dissolution Date”); provided that the Fund’s Board of Trustees (the “Board”) may, by a vote of the majority of the Board and seventy-five percent (75%) of the Continuing Trustees, as such term is defined in the Fund’s Second Amended and Restated Agreement and Declaration of Trust (a “Board Action Vote”), without shareholder approval, extend the Dissolution Date (i) once for up to one year, and (ii) once for up to an additional six months, to a date up to and including the eighteenth month after the initial Dissolution Date, which later date shall then become the Dissolution Date. At the Dissolution Date, each holder of common shares of beneficial interest (“Common Shareholder”) would be paid a pro rata portion of the Fund’s net assets as determined as of the Dissolution Date. The Board may, by a Board Action Vote, cause the Fund to conduct a tender offer, as of a date within twelve months preceding the Dissolution Date (as may be extended as described above), to all Common Shareholders to purchase 100% of the then outstanding common shares of the Fund at a price equal to the net asset value (“NAV”) per common share on the expiration date of the tender offer (an “Eligible Tender Offer”). In an Eligible Tender Offer, the Fund will offer to purchase all Common Shares held by each Common Shareholder; provided that if the number of properly tendered Common Shares would result in the Fund having aggregate net assets below $200 million (the “Dissolution Threshold”), the Eligible Tender Offer will be canceled, no Common Shares will be repurchased pursuant to the Eligible Tender Offer, and the Fund will terminate as otherwise scheduled.
The fiscal year end for the Fund is September 30, and the period covered by these Financial Statements is for the six months ended March 31, 2026 (the “period end”).
2. Significant Accounting Policies
The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services – Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).
A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1—Unadjusted quoted market prices in active markets for identical securities
•
Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•
Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)
Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs
Semi-Annual Report	March 31, 2026	21

(Unaudited) March 31, 2026
as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.
Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which the Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. The Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.
The Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.
Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”), such loans will be valued at fair value based on certain factors.
In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Valuation Designee (as defined below) may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the NAV, market price and other aspects of an investment exceed certain significance thresholds.
The Board of Trustees has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in
22	DoubleLine Yield Opportunities Fund

Notes to Financial Statements (Cont.)
accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of March 31, 2026:

Category
Investments in Securities
Level 1
Short Term Investments	$39,338,228
Affiliated Mutual Funds	19,100,205
Preferred Stocks	10,436,100
Real Estate Investment Trusts	6,519,500
Total Level 1	75,394,033
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	$160,592,122
US Corporate Bonds	143,731,733
Bank Loans	142,190,639
Non-Agency Commercial Mortgage Backed Obligations	141,326,725
Foreign Corporate Bonds	88,125,170
Collateralized Loan Obligations	45,175,174
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	40,503,972
US Government and Agency Mortgage Backed Obligations	21,271,345
Asset Backed Obligations	8,839,746
Escrow Notes	23,000
Total Level 2	791,779,626
Level 3
Collateralized Loan Obligations	$2,113,989
Asset Backed Obligations	736,572
US Corporate Bonds	121,485
Common Stocks	42,446
Bank Loans	—
Total Level 3	3,014,492
Total	$870,188,151
Other Financial Instruments
Level 1
Futures Contract	$(295,727)
Total Level 1	(295,727)
Level 2	—
Level 3	—
Total	$(295,727)

See the Schedule of Investments for further disaggregation of investment categories.
B. Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies. Therefore, no provision for federal income taxes has been made.
The Fund may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains.
The Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures ("ASU 2023-09"). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the period ended March 31, 2026, the Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
Semi-Annual Report	March 31, 2026	23

(Unaudited) March 31, 2026
The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
The Fund identifies its major tax jurisdictions as U.S. Federal, the Commonwealth of Massachusetts and the State of Florida. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but which can be extended to six years in certain circumstances.
C. Security Transactions, Investment Income. Investment securities transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income, including non-cash interest, is recorded on an accrual basis. Discounts/premiums on debt securities purchased, which may include residual and subordinate notes, are accreted/amortized over the life of the respective securities using the effective interest method except for certain deep discount bonds where management does not expect the par value above the bond’s cost to be fully realized. Dividend income and corporate action transactions, if any, are recorded on the ex-date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.
D. Dividends and Distributions to Shareholders. Dividends from net investment income will be declared and paid monthly. The Fund will distribute any net realized long or short-term capital gains at least annually. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from US GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed (accumulated) net investment income (loss), and/or undistributed (accumulated) realized gain (loss).
Undistributed (accumulated) net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.
E. Use of Estimates. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.
F. Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding, rounded to the nearest cent. The Fund’s NAV is typically calculated on days when the NYSE opens for regular trading.
G. Unfunded Loan Commitments The Fund may enter into certain credit agreements, of which all or a portion may be unfunded. As of March 31, 2026, the Fund did not have any unfunded positions.
The Fund may also enter into certain credit agreements designed to provide standby short term or “bridge” financing to a borrower. Typically, the borrower is not economically incentivized to draw on the bridge loan. The Fund is obligated to fund these commitments at the borrower’s discretion. At the end of the period, the Fund maintained with its custodian liquid investments having an aggregate value at least equal to the par value of its unfunded loan commitments and bridge loans. As of March 31, 2026, the Fund had no outstanding bridge loan commitments.
H. Guarantees and Indemnifications. Under the Fund’s organizational documents, each Trustee and officer of the Fund is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.
I. Segment Reporting. The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires incremental disclosures relating to a public entity’s reportable segments. The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s president and principal executive officer
24	DoubleLine Yield Opportunities Fund

Notes to Financial Statements (Cont.)
and the Fund’s treasurer and principal financial and accounting officer together serve as the Fund’s chief operating decision maker (“CODM”). The Fund’s total returns, expense ratios, and changes in net assets, which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment, are consistent with that presented within the Fund’s financial statements and financial highlights. Segment assets are reflected in the Fund’s Statement of Assets and Liabilities as “net assets,” which consist primarily of investment securities, at value, and significant segment expenses are listed in the Fund’s accompanying Statement of Operations.
3. Related Party Transactions
The Adviser provides the Fund with investment management services under an Investment Management Agreement (the “Agreement”). Under the Agreement, the Adviser manages the investment of the assets of the Fund, places orders for the purchase and sale of its portfolio securities and is responsible for providing certain resources to assist with the day-to-day management of the Fund’s business affairs. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.35% of the average daily total managed assets of the Fund. Total managed assets means the total assets of the Fund (including assets attributable to any reverse repurchase agreements, dollar roll transactions or similar transactions, borrowings, and preferred shares that may be outstanding) minus accrued liabilities (other than liabilities in respect of reverse repurchase agreements, dollar roll transactions or similar transactions, and borrowings). For purposes of calculating total managed assets, the liquidation preference of any preferred shares outstanding shall not be considered a liability. DoubleLine Asset Management Company LLC, a wholly owned subsidiary of the Adviser, owned 8,418 shares of the Fund as of the period end. The Adviser has arrangements with DoubleLine Group LP to provide personnel and other resources to the Fund.
If the Fund invested in other investment vehicles sponsored by an Adviser (“other DoubleLine Funds”) during the period, such Adviser waived its advisory fee to the Fund in an amount equal to the advisory fees paid to the Adviser by the other DoubleLine Funds in respect of Fund assets so invested. Accordingly, the Adviser waived $73,898 for the period ended March 31, 2026. The Adviser may not seek reimbursement from the Fund with respect to any advisory fees waived.
4. Purchases and Sales of Securities
For the period ended March 31, 2026, purchases and sales of investments, excluding U.S. Government securities and short term investments, were $177,304,215 and $224,485,476 respectively. There were no transactions in U.S. Government securities (defined as long-term U.S. Treasury bills, notes and bonds) during the period.
5. Share Transactions
Transactions in the Fund’s shares were as follows:

	Period Ended March 31, 2026		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Shares Sold (net of fees)	—	$ —	353,852	$5,705,509
Reinvested Dividends	—	—	46,181	743,317
Shares Redeemed*	(316)	—	—	—
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(316)	$—	400,033	$6,448,826

*
Shares Retired
6. Remuneration Paid to Trustees, Officers and Others
Trustees who are not affiliated with the Adviser and its affiliates received, as a group, fees of $73,128 from the Fund for the period ended March 31, 2026. In prior years, certain trustees elected to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested in shares of the Fund or other funds managed by the Adviser and its affiliates. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected funds. Trustees Fees in the Statement of Operations are shown as $73,128 which includes $72,573 in current fees (either paid in cash or deferred) and an increase of $555 in the value of the deferred amounts. Certain trustees and officers of the Fund are also officers of the Adviser; such trustees and officers are not compensated by the Fund.
Semi-Annual Report	March 31, 2026	25

(Unaudited) March 31, 2026
7. Bank Loans
The Fund may make loans directly to borrowers and may acquire or invest in loans made by others (“loans”). The Fund may acquire a loan interest directly by acting as a member of the original lending syndicate. Alternatively, the Fund may acquire some or all of the interest of a bank or other lending institution in a loan to a particular borrower by means of a novation, an assignment or a participation. The loans in which the Fund may invest include those that pay fixed rates of interest and those that pay floating rates—i.e., rates that adjust periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the Prime Rate). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. The Fund may purchase and sell interests in bank loans on a when-issued and delayed delivery basis, with payment delivery scheduled for a future date.
Securities purchased on a delayed delivery basis are marked to market daily and no income accrues to the Fund prior to the date the Fund actually takes delivery of such securities. These transactions are subject to market fluctuations and are subject, among other risks, to the risk that the value at delivery may be more or less than the trade purchase price.
8. Credit Facility
U.S. Bank, National Association (the “Bank”) previously made available to the Fund a $225,000,000 revolving unsecured credit facility (the “Prior Facility”). Under the terms of the Prior Facility, interest was charged at the rate of one-month daily SOFR plus 0.10% plus 1.15% (applicable margin), subject to certain conditions that may cause the rate of interest to increase. The Prior Facility terminated as of February 23, 2026.
Effective as of February 23, 2026, The Bank of New York Mellon (the “Bank”) has made available to the Fund a $225,000,000 revolving secured credit facility. Under the terms of the credit facility agreement interest is charged at the rate of the daily Secured Overnight Financing Rate plus 0.95% per annum (the applicable margin), subject to certain conditions that may cause the rate of interest to increase. This rate represents a floating rate of interest that may change over time.
The Fund will also be responsible for paying a non-usage fee (“commitment fee”) of 0.25% per annum if the exposure is less than 75% of the commitment amount. The Fund may terminate the facility with two (2) Business Days’ notice. The Fund pledges its assets as collateral to secure obligations under the credit facility. The Fund retains the risks and rewards of the ownership of assets pledged to secure obligations under the credit facility. The Fund is subject to various restrictive covenants in its credit facility. If the Fund fails to meet or satisfy any of these covenants, the Fund may be in default under the agreements governing the credit facility, and its lenders could elect to declare outstanding amounts due and payable, terminate their commitments, or enforce their rights against existing collateral.
As of March 31, 2026, the amount of total outstanding borrowings was $140,000,000 which approximates fair value. The borrowings are categorized as Level 2 within the fair value hierarchy.
For the period ended March 31, 2026, the Fund’s activity under the credit facility was as follows:

Maximum Amount Available	Average Borrowings	Maximum Amount Outstanding	Interest Expense	Commitment Fee	Average Interest Rate
$225,000,000	$146,785,714	$155,000,000	$3,683,950	$77,014	4.98%

9. Additional Disclosures about Derivative Instruments
The following disclosures provide information on the Fund’s use of derivatives and certain related risks. The location and fair value amounts of these instruments on the Fund’s Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Fund’s Statement of Operations, each categorized by type of derivative contract, are included in the following tables.
The average volume of derivative activity for the period ended March 31, 2026 is as follows:

Average Market Value
Futures Contracts - Long	$(99,893)

26	DoubleLine Yield Opportunities Fund

Notes to Financial Statements (Cont.)
Futures Contracts Futures contracts typically involve a contractual commitment to buy or sell a particular instrument or index unit at a specified price on a future date. Risks associated with the use of futures contracts include the potential for imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices determined by the relevant exchange. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash in accordance with the initial margin requirements of the broker or exchange. Such collateral is recorded in deposit at broker for futures in the Fund’s Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and an appropriate payment reflecting the change in value (“variation margin”) is made or received by or for the accounts of the Fund. The variation margin is recorded on the Fund’s Statement of Assets and Liabilities. Gains or losses are recognized but not considered realized until the contracts expire or are closed and are recorded in net realized gain (loss) on futures on the Fund’s Statement of Operations. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Fund’s Statement of Assets and Liabilities.
The Fund’s derivative instrument holdings are summarized in the following tables.
The effect of derivative instruments on the Fund’s Statement of Assets and Liabilities as of March 31, 2026 was as follows:

Statements of Assets and Liabilities Location(a)	Derivatives not accounted for as hedging instruments
Interest Rate Risk
Unrealized Appreciation on:
Futures	$—
Unrealized Depreciation on:
Futures	$(295,727)

(a)
An exchange traded investment’s value reflects the cumulative value. Only the current day’s variation margin is reported on the Fund’s Statement of Assets and Liabilities.
The effect of derivative instruments on the Fund’s Statement of Operations for the period ended March 31, 2026 was as follows:

Statements of Operations Location	Derivatives not accounted for as hedging instruments
Interest Rate Risk
Net Realized Gain (Loss) on:
Futures	$(40,716)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures	$(287,501)
10. Principal Risks
Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. The Fund’s prospectus provided additional information regarding these and other risks of investing in the Fund at the time of the initial public offering of the Fund’s shares.
•
Market discount risk: The price of the Fund’s common shares will fluctuate with market conditions and other factors. Shares of closed-end management investment companies frequently trade at a discount from their net asset value.
•
Limited term and tender offer risk: Unless the limited term provision of the Fund’s Declaration of Trust is amended by shareholders in accordance with the Declaration of Trust, or unless the Fund completes a tender offer and converts to perpetual existence, the Fund will terminate on or about the Dissolution Date. The Fund is not a so called “target date” or “life cycle” fund whose asset allocation becomes more conservative over time as its target date, often associated with retirement, approaches. Because the assets of the Fund will be liquidated in connection with the dissolution, the Fund will incur transaction costs in connection with dispositions of portfolio securities. The Fund does not limit its investments to securities having a maturity date prior to the Dissolution Date and may be required to sell portfolio securities when it otherwise would not, including at times when market conditions are not favorable, which may cause the Fund to lose money.
•
Leverage risk: Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. When leverage is used, the NAV and market price of the Common Shares and the investment return to Common Shareholders will likely be more volatile. There can be no assurance that a leveraging strategy will be used by the Fund or that it will be successful.
Semi-Annual Report	March 31, 2026	27

(Unaudited) March 31, 2026
•
Liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment.
•
Portfolio management risk: the risk that an investment strategy may fail to produce the intended results or that the securities held by the Fund will underperform other comparable funds because of the portfolio managers’ choice of investments.
•
Valuation risk: the risk that the Fund will not value its investments in a manner that accurately reflects their market values or that the Fund will not be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund’s net asset value. The valuation of the Fund’s investments involves subjective judgment and some valuations may involve assumptions, projections, opinions, discount rates, estimated data points and other uncertain or subjective amounts, all of which may prove inaccurate. In addition, the valuation of certain investments held by the Fund may involve the significant use of unobservable and non-market inputs. Certain securities in which the Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility.
•
Investment and market risk: the risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention or general market conditions, including real or perceived adverse, political, economic or market conditions, tariffs and trade disruptions, inflation, recession, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment, or other external factors, experience periods of high volatility and reduced liquidity. Certain securities may be difficult to value during such periods. The value of securities and other instruments traded in over-the-counter markets, like other market investments, may move up or down, sometimes rapidly and unpredictably. Further, the value of securities and other instruments held by the Fund may decline in value due to factors affecting securities markets generally or particular industries. The U.S. government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.
•
Credit risk: the risk that an issuer, counterparty or other obligor to the Fund will fail to pay its obligations to the Fund when they are due, which may reduce the Fund’s income and/or reduce, in whole or in part, the value of the Fund’s investment. Actual or perceived changes in the financial condition of an obligor, changes in economic, social or political conditions that affect a particular type of security, instrument, or obligor, and changes in economic, social or political conditions generally can increase the risk of default by an obligor, which can affect a security’s or other instrument’s credit quality or value and an obligor’s ability to honor its obligations when due. The values of lower-quality debt securities (including debt securities commonly known as “high yield” securities or “junk bonds”), including floating rate loans, tend to be particularly sensitive to these changes. Certain debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies. The values of securities or instruments also may decline for a number of other reasons that relate directly to the obligor, such as management performance, financial leverage, and reduced demand for the obligor’s goods and services, as well as the historical and prospective earnings of the obligor and the value of its assets.
•
Interest rate risk: Interest rate risk is the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration.
•
Debt securities risk: In addition to certain of the other risks described herein such as interest rate risk and credit risk, debt securities generally also are subject to the following risks:
•
Redemption risk: Debt securities sometimes contain provisions that allow for redemption in the event of tax or security law changes in addition to call features at the option of the issuer. In the event of a redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return.
•
Extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.
•
Spread risk: Wider credit spreads and decreasing market values typically represent a deterioration of the debt security’s credit soundness and a perceived greater likelihood or risk of default by the issuer.
28	DoubleLine Yield Opportunities Fund

Notes to Financial Statements (Cont.)
•
Limited voting rights: Debt securities typically do not provide any voting rights, except in some cases when interest payments have not been made and the issuer is in default. Even in such cases, such rights may be limited to the terms of the debenture or other agreements.
•
Prepayment/reinvestment risk: the risk that income may decline when the Fund invests proceeds from investment income, sales of portfolio securities or matured, traded, pre-paid or called debt obligations, negatively affecting dividend levels and market price, NAV and/or overall return of the common shares.
•
Mortgage-backed securities risks: include the risks that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates. The Fund may invest in mortgage-backed securities that are subordinate in their right to receive payment of interest and repayment of principal to other classes of the issuer’s securities.
•
Foreign investment risk: the risk that investments in foreign securities or in issuers with significant exposure to foreign markets, as compared to investments in U.S. securities or in issuers with predominantly domestic market exposure, may be more vulnerable to economic, political, and social instability and subject to less government supervision, less protective custody practices, lack of transparency, inadequate regulatory and accounting standards, delayed or infrequent settlement of transactions, and foreign taxes. If the Fund buys securities denominated in a foreign currency, receives income in foreign currencies or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or with respect to other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions, tariffs or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement.
•
Foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s investments denominated in foreign currencies.
•
Emerging markets risk: the risk that investing in emerging markets, as compared to foreign developed markets, increases the likelihood that the Fund will lose money, due to more limited information about the issuer and/or the security; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems; fewer investor protections; less regulatory oversight; thinner trading markets; the possibility of currency blockages or transfer restrictions; an emerging market country’s dependence on revenue from particular commodities or international aid; and the risk of expropriation, nationalization or other adverse political or economic developments.
•
Collateralized debt obligations (“CDOs”) risk: the risks of an investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. Normally, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes of the issuer’s securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
•
Asset-backed securities investment risk: Asset-backed securities involve the risk that borrowers may default on the obligations backing them and that the values of and interest earned on such investments will decline as a result. Loans made to lower quality borrowers, including those of sub-prime quality, involve a higher risk of default.
•
Credit default swaps risk: Credit default swaps provide exposure to one or more reference obligations but involve greater risks than investing in the reference obligation directly, and expose the Fund to liquidity risk, counterparty risk and credit risk. A buyer of a credit default swap will lose its investment and recover nothing should no event of default occur. When the Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein since if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation(s).
Semi-Annual Report	March 31, 2026	29

(Unaudited) March 31, 2026
•
U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve greater risk than investments in other types of U.S. Government securities.
•
Sovereign debt obligations risk: the risk that investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner.
•
Loan risk: the risk that (i) if the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution; (ii) any collateral securing a loan may be insufficient or unavailable to the Fund because, for example, the value of the collateral securing a loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate, and the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws; (iii) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (iv) a bankruptcy or other court proceeding could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans or adversely affect the Fund’s rights in collateral relating to a loan; (v) there may be limited public information available regarding the loan and the relevant borrower(s); (vi) the use of a particular interest rate benchmark may limit the Fund’s ability to achieve a net return to shareholders that consistently approximates the average published Prime Rate of U.S. banks; (vii) the prices of certain floating rate loans that include a feature that prevents their interest rates from adjusting if market interest rates are below a specified minimum level may appreciate less than other instruments in response to changes in interest rates should interest rates rise but remain below the applicable minimum level; (viii) if a borrower fails to comply with various restrictive covenants that may be found in loan agreements, the borrower may default in payment of the loan; (ix) if the Fund invests in loans that contain fewer or less restrictive constraints on the borrower than certain other types of loans (“covenant lite” loans), it may have fewer rights against the borrowers of such loans, including fewer protections against the possibility of default and fewer remedies in the event of default; (x) the loan is unsecured; (xi) there is a limited secondary market; (xii) transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale, which may result in sale proceeds related to the sale of loans not being available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans; (xiii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund. Investments in loans through a purchase of a loan, loan origination or a direct assignment of a financial institution’s interests with respect to a loan may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become owner, in whole or in part, of any collateral, which could include, among other assets, real estate or other real or personal property, and would bear the costs and liabilities associated with owning and holding or disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund as holder of a partial interest in a loan could be held liable as co-lender for acts of the agent lender.
•
Below investment grade/high yield securities risk: Debt instruments rated below investment grade or debt instruments that are unrated and of comparable or lesser quality are predominantly speculative. These instruments, commonly known as “junk bonds,” have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, general economic downturn, and less secondary market liquidity.
•
Defaulted securities risk: the significant risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers. Because the issuer of such securities is in default and is likely to be in distressed financial condition, repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties.
•
Real estate risk: the risk that real estate-related investments may decline in value as a result of factors affecting the real estate sector, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional and general market conditions. Along with the risks common to different types of real estate-related investments, real estate investment trusts (“REITs”), no matter the type, involve additional risk factors, including poor performance by the REIT’s manager, adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code, or the exemption from registration under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow earned on the property interests they hold.
30	DoubleLine Yield Opportunities Fund

Notes to Financial Statements (Cont.)
•
Derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Adviser, may not be available at the time or price desired, cannot be closed out at a favorable time or price, will increase the Fund’s transaction costs, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; that the positions may be improperly executed or constructed; that the Fund’s counterparty will be unable or unwilling to perform its obligations; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.
•
Counterparty risk: the risk that the Fund will be subject to credit risk presented with respect to the counterparties to derivative contracts and other instruments entered into directly by the Fund or held by special purpose or structured vehicles in which the Fund invests; that the Fund’s counterparty will be unable or unwilling to perform its obligations; that the Fund will be unable to enforce contractual remedies if its counterparty defaults; that if a counterparty (or an affiliate of a counterparty) becomes bankrupt, the Fund may experience significant delays in obtaining any recovery or may obtain limited or no recovery in a bankruptcy or other insolvency proceeding. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.
•
Unrated securities risk: Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative credit rating and value. Some or all of the unrated instruments in which the Fund may invest will involve credit risk comparable to or greater than that of rated debt securities of below investment grade quality.
•
Structured products and structured notes risk: the risk that an investment in a structured product, which includes, among other things, CDOs, mortgage-backed securities, other types of asset-backed securities and certain types of structured notes, may decline in value due to changes in the underlying instruments, indexes, interest rates or other factors on which the product is based (“reference measure ”). Depending on the reference measure used and the use of multipliers or deflators (if any), changes in interest rates and movement of the reference measure may cause significant price and cash flow fluctuations. In addition to the general risks associated with fixed income securities discussed herein, structured products carry additional risks including, but not limited to: (i) the possibility that distributions from underlying investments will not be adequate to make interest or other payments; (ii) the quality of the underlying investments may decline in value or default; (iii) the possibility that the security may be subordinate to other classes of the issuer’s securities; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) because the structured products are generally privately offered and sold, they may be thinly traded or have a limited trading market, which may increase the Fund’s illiquidity and reduce the Fund’s income and the value of the investment, and the Fund may be unable to find qualified buyers for these securities.
•
Issuer risk: Issuer risk is the risk that the market price of securities may go up or down, sometimes rapidly or unpredictably, including due to factors affecting securities markets generally, particular industries represented in those markets, or the issuer itself.
•
Market disruption and geopolitical risk: The risk that markets may, in response to governmental actions or intervention or general market conditions, including real or perceived adverse, political, economic or market conditions, tariffs and trade disruptions, inflation, recession, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment, or other external factors, experience periods of high volatility and reduced liquidity, which may cause the Fund to sell securities at times when it would otherwise not do so, and potentially at unfavorable prices.
•
Tax risk: to qualify as a regulated investment company under the Internal Revenue Code, the Fund must meet requirements regarding, among other things, the source of its income. Certain investments do not give rise to qualifying income for this purpose. Any income the Fund derives from investments in instruments that do not generate qualifying income must be limited to a maximum of 10% of the Fund’s annual gross income. If the Fund were to earn non-qualifying income in excess of 10% of its annual gross income, it could fail to qualify as a regulated investment company for that year. If the Fund were to fail to qualify as a regulated investment company, the Fund would be subject to tax and shareholders of the Fund would be subject to the risk of diminished returns.
•
Operational and Information Security Risks: An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The rapid development and increasingly widespread use of artificial intelligence in the financial services industry, including machine learning technology
Semi-Annual Report	March 31, 2026	31

(Unaudited) March 31, 2026
and generative artificial intelligence such as ChatGPT, could exacerbate these risks. The occurrence of any of these failures, errors or breaches could result in investment losses to the Fund, a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund
11. Common Shares Offering
The Fund has the authority to issue an unlimited number of common shares of beneficial interest, par value $0.00001 per share (“Common Shares”).
On September 29, 2023, the Securities and Exchange Commission declared effective a registration statement relating to an offering of the Common Shares and filed using the “shelf” registration process (the “Shelf Registration”). The Fund has entered into a distribution agreement with Foreside Fund Services, LLC (“Foreside”), who has entered into a sub-placement agent agreement (the “Sub- Placement Agent Agreement”) with UBS Securities LLC (the “Sub-Placement Agent”), relating to the Common Shares offered in connection with the Shelf Registration. In accordance with the terms of the Sub-Placement Agent Agreement, the Fund may offer Common Shares having a value of up to $250,000,000, par value $0.00001 per share, from time to time through Foreside and the Sub- Placement Agent, as its agents for the offer and sale of the Common Shares. As of March 31, 2026, the Fund had sold 522,067 Common Shares, which represents a value of $8,552,516, pursuant to the Shelf Registration.
Under the 1940 Act, the Fund may not sell any Common Shares at a price below the NAV of such Common Shares, exclusive of any distribution commission or discount. Sales of the Common Shares, if any, may be made in negotiated transactions or transactions that are deemed to be “at the market” as defined in Rule 415 under the Securities Act of 1933, as amended, including sales made directly on the NYSE or sales made to or through a market maker other than on an exchange at prices related to the prevailing market prices or at negotiated prices. Any proceeds from the Fund’s offering of its Common Shares will be invested in accordance with its investment objective and policies as set forth in its Shelf Registration.
12. Subsequent Events
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined there are no subsequent events that would need to be disclosed in the Fund’s financial statements.
32	DoubleLine Yield Opportunities Fund

Distribution Information	(Unaudited) March 31, 2026
For purposes of Section 19 of the 1940 Act, the Fund estimated the periodic sources of any dividends paid during the period covered by this report. Pursuant to Rule 19a-1(e) under the 1940 Act, the table below sets forth the source information for dividends paid during the six-month period ended March 31, 2026 calculated as of each distribution period pursuant to Section 19 of the 1940 Act. The information below is not provided for U.S. federal income tax reporting purposes. The final tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year.

DoubleLine Yield Opportunities Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)
October 2025	$0.1039	$0.0000	$0.0128	$0.1167
November 2025	$0.1017	$0.0000	$0.0150	$0.1167
December 2025	$0.1100	$0.0000	$0.0067	$0.1167
January 2026	$0.0975	$0.0000	$0.0192	$0.1167
February 2026	$0.0977	$0.0000	$0.0190	$0.1167
March 2026	$0.1167	$0.0000	$0.0000	$0.1167
*
The source of dividends provided in the table may differ, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.
**
Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.
Semi-Annual Report	March 31, 2026	33

Evaluation of Advisory Agreement by the Board of Trustees	(Unaudited) March 31, 2026
At a meeting held on February 19, 2026 (the “February Meeting”), the Boards of Trustees (collectively, the “Board” or the “Trustees”) of the DoubleLine open-end mutual funds (“mutual funds”), exchange-traded funds (“ETFs”), and closed-end funds (“CEFs”) listed above (each, a “Fund” and collectively, the “Funds”) approved the continuation of the investment advisory and sub-advisory agreements, as applicable (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”), between DoubleLine and those Funds. That approval included approval by the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Funds (the “Independent Trustees”) voting separately. When used in this summary, “DoubleLine” or “Management” refers to DoubleLine Capital LP, DoubleLine ETF Adviser LP, and/or DoubleLine Alternatives LP, as appropriate in the context.
The Trustees’ determination to approve the continuation of each Advisory Agreement was made on the basis of each Trustee’s business judgment after an evaluation of all of the relevant information provided to the Trustees, including information provided for their consideration at their February Meeting and at meetings held in preparation for the February Meeting with management and representatives of ISS Market Intelligence, an independent third-party provider of investment company data (“ISS MI”), and additional information requested by the Independent Trustees. The Independent Trustees also met with Independent Trustee counsel outside the presence of management prior to the February Meeting to consider the materials and information related to the proposed continuation of the Advisory Agreements.
Throughout the year, the Trustees also met regularly with investment advisory, compliance, risk management, operational, capital markets (with respect to the ETFs) and other personnel from DoubleLine and regularly reviewed detailed information, presented both orally and in writing, regarding the services performed by DoubleLine for the benefit of the Funds, DoubleLine’s investment program for each Fund, the performance of each Fund, the fees and expenses of each Fund, and the operations of each Fund. In considering whether to approve the continuation of the Advisory Agreements, the Trustees took into account information presented to them over the course of the past year and not just that which was provided specifically in relation to the proposed renewal of the Advisory Agreements.
This summary describes a number, but not necessarily all, of the most important factors considered by the Board and the Independent Trustees. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. No single factor was determined to be decisive or controlling. In all their deliberations, the Independent Trustees were advised by independent counsel.
The Trustees also considered that, although the reorganizations of DoubleLine Floating Rate Fund and DoubleLine Select Income Fund (formerly, DoubleLine Infrastructure Income Fund) with and into corresponding series of American Beacon Funds were expected to close on or about February 20, 2026, the renewal of applicable advisory and other arrangements for each of DoubleLine Floating Rate Fund and DoubleLine Select Income Fund was proposed in order to ensure continuity of services to the extent that the reorganizations occur on a date later than currently anticipated.
Nature, Extent, and Quality of Services.
The Trustees considered the nature, extent, and quality of the services, including the expertise and experience of investment personnel, provided and expected to be provided by DoubleLine to each Fund. In this regard, the Trustees considered that DoubleLine provides a full investment program for each Fund, with an emphasis on risk management for the Funds. The Board considered, where applicable, the necessary skills and resources needed to manage debt-related portfolios, noting that managing such portfolios requires a portfolio management team to balance a number of factors, which may include, among others, securities of varying maturities and durations, actual and anticipated interest rate changes and market volatility, prepayments, collateral management, counterparty management, pay-downs, credit events, workouts, and net new issuances. In their evaluation of the services provided by DoubleLine and the Funds’ contractual relationships with DoubleLine, the Trustees considered generally the long-term performance record of the firm’s portfolio management personnel, including, among others, Mr. Jeffrey Gundlach, and the strong historical investor interest in products managed by DoubleLine.
The Trustees considered that DoubleLine provides a variety of other services to the Funds in addition to investment advisory services, which may include, among others, a number of back-office services, valuation services, derivatives risk management services, compliance services, liquidity monitoring services, certain forms of information technology services (such as internal reporting), assistance with accounting and distribution services, and supervision and monitoring of the Funds’ other service providers. The Trustees considered DoubleLine’s ongoing efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Trustees also considered the nature and structure of the Funds’ compliance program, including the policies and procedures of the Funds and their various service providers (including DoubleLine), and information regarding DoubleLine’s overall
34	DoubleLine Yield Opportunities Fund

(Unaudited) March 31, 2026
risk management program. The Trustees considered the quality of the related services provided to the Funds as part of their overall consideration of the continuation of the Advisory Agreements. The Trustees considered information provided by DoubleLine relating to its historical and continuing commitment to hire the necessary personnel and to invest in technology enhancements to support DoubleLine’s ability to provide services to the Funds. The Trustees considered DoubleLine’s representations regarding the depth of DoubleLine’s personnel, resources, and investment methods in connection with the services DoubleLine provides to the Funds.
Performance and Fees and Expenses.
The Trustees reviewed reports prepared by ISS MI (the “ISS MI Reports”) that compared, among other information, each Fund’s net management fee rate and net total expense ratio (Class I shares with respect to the mutual funds) against the net management fee rate (with respect to the mutual funds and the closed-end funds) and net total expense ratio of a group of peers selected by ISS MI, and each Fund’s performance records (Class I shares with respect to the mutual funds) for the one-, three-, five-, and ten-year periods ended October 31, 2025, as applicable, against the performance records of those funds in each Fund’s Morningstar category and the performance of one or more of the Fund’s benchmark index(es), as selected by ISS MI. In preparation for the February Meeting, the Independent Trustees met with ISS MI representatives in January 2026 to review the comparative information set out in the ISS MI Reports, the methodologies used by ISS MI in compiling those reports and selecting the peer groups used within those reports, and the considerations for evaluating the comparative information presented in those reports. The Independent Trustees also considered the information ISS MI provided regarding the challenges ISS MI encountered in selecting or assembling peer groups for certain of the Funds due to, among other factors, the limited number of possible peer funds with substantially similar principal investment strategies or investment approaches. Where applicable, the Trustees also received information from DoubleLine, including regarding factors to consider in evaluating a Fund’s performance or management fees relative to its peer groups and factors that contributed to the relative underperformance of certain Funds relative to the index(es) shown or the median of their Morningstar categories.
The Trustees considered DoubleLine’s pricing policy for its advisory fees and that DoubleLine does not seek to be a low cost provider, nor does it have a policy to set its advisory fees below the median of a Fund’s peers, but rather seeks to set fees at a competitive level that reflects DoubleLine’s demonstrated significant expertise and experience in the investment strategies that it offers.
The Trustees also considered materials relating to the fees charged by DoubleLine to non-Fund clients for which DoubleLine employs investment strategies substantially similar to one or more Funds’ investment strategies, including other funds and institutional separate accounts advised by DoubleLine and mutual funds for which DoubleLine serves as sub-adviser. The Trustees noted the information DoubleLine provided regarding certain funds and institutional separate accounts advised by it and funds sub-advised by it that are subject to fee schedules that differ from, and are in most cases lower than, the rates paid by a Fund with substantially similar investment strategies. The Trustees considered DoubleLine’s representations that administrative, compliance, operational, legal, and other burdens of providing investment advice to registered investment companies (mutual funds, ETFs and closed-end funds) exceed in many respects those required to provide advisory services to non-registered investment company clients, such as institutional accounts for retirement or pension plans, which may have differing contractual requirements. The Trustees considered DoubleLine’s representations that DoubleLine also bears substantially greater legal and other responsibilities and risks in managing and sponsoring registered investment companies than in managing private accounts or in sub-advising funds, including registered investment companies, sponsored by others. The Trustees considered that the services and resources required of DoubleLine when it sub-advises registered investment companies by others generally are less extensive than those required of DoubleLine to serve the Funds, because, where DoubleLine serves as a sub-adviser, many of the sponsorship, operational, and compliance responsibilities related to the advisory function are retained by the primary adviser. In respect of the ETFs, the Trustees also considered the financial risks assumed by DoubleLine in respect of each ETF’s unitary fee, including that DoubleLine would generally bear, with limited exceptions, any increase in each ETF’s ordinary operating expenses.
Mutual Funds
With respect to the mutual funds, the Trustees considered that many of the mutual funds have achieved strong performance relative to the median of their Morningstar categories across all or most of the periods ended October 31, 2025 presented in the ISS MI Reports. They noted also that other mutual funds have achieved favorable long-term performance relative to the median of their Morningstar categories for the five- and/or ten-year periods, where applicable, ended October 31, 2025, notwithstanding, in some cases, more recent periods of relative underperformance for the one- and/or three-year periods. Those Funds included DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund, and DoubleLine Selective Credit Fund. The Trustees also considered that a number of the mutual funds had achieved strong relative performance more recently, such as over the one- and/or three-year periods ended October 31, 2025, notwithstanding, in some cases, other periods of longer-term unfavorable relative performance. Those mutual funds included DoubleLine Core Fixed Income Fund, DoubleLine Floating Rate Fund,
Semi-Annual Report	March 31, 2026	35

Evaluation of Advisory Agreement by the Board of Trustees (Cont.)
and DoubleLine Long Duration Total Return Bond Fund. In each instance where a Fund exhibited relative underperformance over the one-, three-, five-, and/or ten-year periods, as applicable, the Trustees considered DoubleLine’s explanations for the periods of relative underperformance, including, in the cases of DoubleLine Shiller Enhanced CAPE® and DoubleLine Shiller Enhanced International CAPE®, where product design, investment positioning and/or differences in the Funds’ investment approach relative to their Morningstar categories, among other things, contributed to relative underperformance over different periods.
The Trustees noted that all but five of the mutual funds had net management fees either below the median of their peer group or within five basis points of the median of their peer group. The Trustees noted that DoubleLine Total Return Bond Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Flexible Income Fund, DoubleLine Select Income Fund, and DoubleLine Emerging Markets Local Currency Bond Fund each had net management fees more than five basis points above the median of its peer group. The Trustees discussed with management the reasons for the relative net management fees of these mutual funds. The Trustees noted that none of the mutual funds, other than DoubleLine Emerging Markets Local Currency Bond Fund and DoubleLine Select Income Fund, had the highest net management fee in its peer group. The Trustees also considered DoubleLine’s belief that differences between DoubleLine Select Income Fund and DoubleLine Emerging Markets Local Currency Bond Fund and their respective peer groups, together with and the limited number of close peers, should be taken into account in evaluating those Funds’ relative performance and net management fees. The Trustees considered each Fund’s net management fees in light of that Fund’s performance net of expenses, including in instances where the mutual fund had strong relative performance and net management fees above the median of its peer group. The Trustees noted that all of the mutual funds had net total expense ratios either below the median of their peer groups or within five basis points of the median of their peer groups, with the exception of DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Select Income Fund, and DoubleLine Strategic Commodity Fund. The Trustees discussed with management the reasons for each Fund’s relative total expenses compared to that Fund’s expense peers.
ETFs
With respect to the ETFs, the Trustees considered information in the ISS MI Reports regarding the ETFs’ performance records and net total expenses. The Trustees considered that performance since inception for each ETF was within Management’s expectations, and, in each instance where an ETF exhibited relative underperformance over the one- or three-year periods, as applicable, the Trustees considered DoubleLine’s explanations for the periods of relative underperformance. The Trustees noted that many of the ETFs had only recently, or have not yet, achieved three years of investment operations.
The Trustees considered the net total expenses of each ETF. The Trustees considered that under the ETFs’ unitary fee structure, DoubleLine, in addition to providing investment management services, arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Trustees further considered that under the unitary fee structure, DoubleLine pays substantially all of the operating expenses of the Funds, except for, among other things, the management fees, taxes and transaction costs, distribution fees or expenses, and any extraordinary expenses (such as litigation expenses).
The Trustees considered that DoubleLine Commercial Real Estate Debt ETF, DoubleLine Fortune 500 Equal Weight ETF, DoubleLine Opportunistic Core Bond ETF, DoubleLine Mortgage ETF, and DoubleLine Multi-Sector Income ETF each had a net total expense ratio at or below the median of its peer group. In considering the net total expense ratios of DoubleLine Shiller CAPE® U.S. Equities ETF and DoubleLine Commodity Strategy ETF, the Trustees considered that while each Fund had a net total expense ratio that was above the median of its peer group, in each case, there were several peer funds with higher net total expense ratios and that the ETFs’ net total expense ratios were within six basis points of the median of their respective peer group.
The Trustees noted that DoubleLine Asset-Backed Securities ETF commenced investment operations on February 28, 2025 and that its Advisory Agreement had previously been approved for an initial two-year period. The Trustees noted that the Fund’s Advisory Agreement would be approved for only a stub period from February 28, 2027 through March 25, 2027, to generally align its term with the terms of the other Advisory Agreements for the Funds and that certain information included above was not provided given the ETF’s short operating history. In approving the Advisory Agreement for DoubleLine Asset-Backed Securities ETF, the Trustees considered the ETF’s short operating history and that the Advisory Agreement was only being approved for an additional month period.
36	DoubleLine Yield Opportunities Fund

(Unaudited) March 31, 2026
CEFs
With respect to the CEFs, the Trustees considered the information in the ISS MI Reports regarding the Funds’ performance records and net management fees and net total expenses, based on each Fund’s net assets (excluding the principal amount of borrowings) and, separately, on each Fund’s total managed assets (including the principal amount of borrowings).
As to DoubleLine Income Solutions Fund (“DSL”), the Trustees considered that the Fund’s net management fees were in the third quartile of its peer group on both a net assets and total managed assets basis, though the Fund’s net total expenses (excluding investment related expenses) was below the median of its expense peer group on those bases. The Trustees considered DoubleLine’s explanations for the Fund’s longer term relative underperformance with the Fund falling in the third quartile of its Morningstar category for the five- and ten-year periods ended October 31, 2025 and considered the Fund’s stronger more recent performance, with the Fund performing in the second quartile and the first quartile of its Morningstar category for the one- and three-year periods ended October 31, 2025, respectively, and the Fund outperforming its index for the one-, three-, five-, and ten-year periods ended October 31, 2025.
As to DoubleLine Opportunistic Credit Fund (“DBL”), the Trustees considered that DBL’s net management fees were in the second quartile of the Fund’s expense group on a net assets basis and in the fourth quartile of the expense group on a total managed assets basis. The Trustees also considered that DBL’s net total expense ratio (excluding investment-related expenses) was shown in the ISS MI Reports to be in the third quartile of the Fund’s expense group on a net assets basis and in the fourth quartile on a total managed assets basis. The Trustees considered that the Fund’s longer term relative underperformance with the Fund falling in the fourth quartile of its Morningstar category for the one-, five- and ten-year periods ended October 31, 2025 and noted the Fund’s stronger performance in the second quartile of its Morningstar category for the three-year period ended October 31, 2025. In considering the Fund’s performance, the Trustees noted also that the Fund had outperformed its index for the one-, three-, five- and ten-year periods ended October 31, 2025.
As to DoubleLine Yield Opportunities Fund (“DLY”), the Trustees considered that the Fund’s relative performance for the three-year period ended October 31, 2025, was in the second quartile of its Morningstar category. They noted that the Fund performed in the fourth and third quartiles for the one- and five-year periods ended October 31, 2025, respectively, though it had outperformed its index over the one-, three-, and five-year periods ended October 31, 2025. The Trustees noted that the Fund’s net management fees and net total expenses (excluding investment related expenses), though above the medians and in the fourth quartile of its peers on a total managed assets basis, were in the second quartile and below the median of its peer group on a net assets basis. In considering the fees and expenses of the Fund, the Trustees took into account DoubleLine’s statement that the Fund’s terms at its initial offering differed from many closed-end funds that came to market before it in that DoubleLine, as the Fund’s sponsor, bore all of the Fund’s initial organizational and offering expenses and that the Fund has a limited life, and that funds offered pursuant to such arrangements tend to pay higher advisory fees than funds whose sponsors do not bear those organizational and offering expenses and the related risks. The Trustees considered that ISS MI had developed an expense group comprising Funds with similar fee and expense arrangements, as ISS MI reported that it had done for a number of other fund families.
The Trustees noted that each of DSL, DBL, and DLY had employed leverage during some or all of the periods shown in the ISS MI Reports, and considered information from DoubleLine that they receive quarterly regarding the estimated spread earned in respect of that leverage, after taking into account expenses related to the leverage, including incremental management fees.
Profitability.
The Trustees reviewed information as to general estimates of DoubleLine’s profitability with respect to each Fund, taking into account, among other things, information about both the direct and the indirect benefits to DoubleLine from managing the Funds. The Trustees considered information provided by DoubleLine as to the methods it uses, and the assumptions it makes, in calculating its profitability. The Trustees considered representations from DoubleLine that its compensation program, which is comprised of several components, including base salary, discretionary bonus and potential equity participation in DoubleLine, enables DoubleLine to attract, retain, and motivate highly qualified and experienced employees. The Trustees considered that DoubleLine was profitable in respect of certain of the Funds, but noted that in those cases it would be appropriate to consider that profitability in light of various other considerations such as the nature, extent, and quality of the services provided by DoubleLine, the relative long-term performance of the relevant Funds, the consistency of the Funds’ investment operations over time, and the competitiveness of the management fees (as applicable) and total operating expenses of the Funds. The Trustees separately considered in this respect information provided by DoubleLine regarding its reinvestment in its business to accommodate changing regulatory requirements and to maintain its ability to provide high-quality services to the Funds. The Trustees considered DoubleLine’s view that the levels of its profitability in respect of
Semi-Annual Report	March 31, 2026	37

Evaluation of Advisory Agreement by the Board of Trustees (Cont.)
DSL, DBL, and DLY are appropriate in light of the investment it has made in these Funds, the quality of the investment management and other teams provided by it, and its continued investments in its own business.
Economies of Scale.
In their evaluation of economies of scale, the Trustees considered, among other things, the pricing of the Funds and DoubleLine’s reported profitability, and that a number of the mutual funds had achieved significant size, though some of the largest funds have experienced significant outflows more recently. The Trustees considered also that none of the Funds have breakpoints in their advisory fee schedules. The Trustees considered management’s view that the fee schedules for the Funds remained consistent with DoubleLine’s original pricing philosophy of proposing an initial management fee rate that generally, when taking into account expense limitations (where applicable), reflects reasonably foreseeable economies of scale. In this regard, the Trustees considered also that the information provided by ISS MI supported the view that the net management fees of the largest mutual funds remained competitively priced against a peer group that was selected based on, in part, asset size. The Trustees separately considered that DoubleLine had agreed to continue the expense limitation arrangements (where applicable) for a number of the mutual funds at current levels for an additional one-year period, with the prospect of recouping any waived fees or reimbursed expenses at a later date. In evaluating economies of scale more generally, the Trustees also considered ongoing changes to the regulatory environment, which required DoubleLine to re-invest in its business and infrastructure.
With regard to DSL, DBL, and DLY, the Trustees considered that these Funds have not increased in assets significantly from their initial offerings due principally to their status as closed-end investment companies and that there were therefore no substantial increases in economies of scale realized with respect to these Funds since their inception.
With regard to the ETFs, the Trustees noted that the ETFs have recently begun operations and that none of the ETFs has achieved significant scale or scale that exceeded expectations for the ETFs at the time of their launch.
Other Benefits.
The Trustees considered other benefits that could potentially be received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds, including possible ancillary benefits to the Adviser’s retail and institutional investment management businesses due to the reputation and potential growth of the Funds.
On the basis of these considerations as well as others and in the exercise of their business judgment, the Trustees determined that they were satisfied with the nature, extent, and quality of the services provided to each Fund under its Advisory Agreement(s); that it appeared that the management fees paid by each Fund to DoubleLine were generally within the range of management fees paid by its peer funds, and generally reasonable in light of the services provided, the quality of the portfolio management teams, and each Fund’s performance to date; that the historical performance records of the Funds, and the factors cited by management in respect of the underperforming Funds, were consistent with the continuance of the Advisory Agreement(s) for each of the Funds; that the fees paid by each Fund did not appear inappropriate in light of the fee schedules charged to DoubleLine’s other clients with substantially similar investment strategies (where applicable) in light of the differences in the services provided and the risks borne by DoubleLine; that the profitability of each Fund to DoubleLine did not appear excessive or such as to preclude continuation of the Fund’s Advisory Agreement(s); that the extent to which the advisory fees paid by the Funds share economies of scale with investors generally supported the renewal of each Advisory Agreement; and that it would be appropriate to approve each Advisory Agreement for an additional one-year period or, with respect to DoubleLine Asset-Backed Securities ETF, an additional period beginning February 28, 2027 through March 25, 2027.
38	DoubleLine Yield Opportunities Fund

(Unaudited) March 31, 2026
Portfolio Managers
The portfolio managers of the Fund are Jeffrey E. Gundlach (since the Fund’s inception) and Jeffrey J. Sherman (since the Fund’s inception). Since the Fund’s last annual report to shareholders, there have been no changes in the persons who are primarily responsible for the day-to-day management of the Fund’s portfolio.
Information About Proxy Voting
Information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30th is available no later than the following August 31st without charge, upon request, by calling 877-DLine11 (877-354-6311) or emailing fundinfo@doubleline.com and on the SEC’s website at www.sec.gov.
A description of the Fund’s proxy voting policies and procedures is available (i) without charge, upon request, by calling 877-DLine11 (877-354-6311) or emailing fundinfo@doubleline.com; and (ii) on the SEC’s website at www.sec.gov.
Information About Portfolio Holdings
The Fund intends to disclose its portfolio holdings on a quarterly basis by posting the holdings on the Fund’s website. The disclosure will be made by posting the Annual Report, Semi-Annual Report and Part F of Form N-PORT filings on the Fund’s website.
The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. When available, the Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov.
Householding—Important Notice Regarding Delivery of Shareholder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
Fund Certification
The Fund is listed for trading on the NYSE and has filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund filed with the SEC the certification of its chief executive officer and principal financial officer required by section 302 of the Sarbanes-Oxley Act.
Proxy Results
The Annual Meeting of Shareholders was held on March 18, 2026 for shareholders of record as of the close of business on January 29, 2026 to re-elect John C. Salter, a Class III trustee nominee. Mr. Salter was elected with 28,659,580 affirmative votes and 9,967,389 votes withheld. Trustees whose terms of office continued after the Annual Meeting of Shareholders because they were not up for re-election are Joseph J. Ciprari, William A. Odell, Ronald R. Redell, and Yury Friedman.
Semi-Annual Report	March 31, 2026	39

Dividend Reinvestment Plan	(Unaudited) March 31, 2026
Unless the registered owner of Common Shares elects to receive cash by contacting Computershare Trust Company, N.A. (the “Plan Administrator”), all dividends, capital gains and returns of capital, if any, declared on Common Shares will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), in additional Common Shares. Common Shareholders who elect not to participate in the Plan will receive all dividends and other distributions payable in cash directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent.
Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by providing notice as indicated above to the Plan Administrator prior to the dividend/distribution record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.
To opt out of the Plan, or opt back in, a Shareholder must provide notice to the Plan Administrator prior to any dividend/distribution record date as indicated above. If the Plan Administrator receives your request to opt-out on or after the record date for a dividend, the Plan Administrator may either pay the dividend in cash or reinvest it under the Plan on the next investment date on your behalf. If reinvested, the Plan Administrator may sell the Common Shares purchased and send the proceeds to you, less any applicable fees. Whenever the Fund declares an income dividend, a capital gain distribution or other distribution (collectively referred to as “dividends”) payable either in shares or cash, non-participants in the Plan will receive cash and participants in the Plan will receive a number of Common Shares determined in accordance with the following provisions. The Common Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“newly issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“open-market purchases”) on the New York Stock Exchange, or elsewhere. If, on the payment date for any dividend, the market price per Common Share plus estimated per share fees is equal to or greater than the net asset value per Common Share (such condition is referred to here as “market premium”), the Plan Administrator shall receive newly issued Common Shares, including fractions of shares, from the Fund for each participant’s account. The number of newly issued Common Shares to be credited to each Plan participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per Common Share on the date of issuance, provided that, if the net asset value per Common Share is less than or equal to 95% of the current market value on the date of issuance, the dollar amount of the dividend will be divided by 95% of the market price per Common Share on the date of issuance for purposes of determining the number of shares issuable under the Plan. If, on the payment date for any dividend, the net asset value per Common Share is greater than the market value plus estimated per share fees (such condition being referred to here as a “market discount”), the Plan Administrator will seek to invest the dividend amount in Common Shares acquired on behalf of the Plan participants in open-market purchases. Per share fees include any applicable brokerage commissions the Plan Administrator is required to pay.
In the event of a market discount on the payment date for any dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or in no event more than 30 days after the record date for such dividend, whichever is sooner (the “last purchase date”), to invest the dividend amount in Common Shares acquired in open-market purchases. It is contemplated that the Fund will pay monthly dividends. If, before the Plan Administrator has completed its open-market purchases, the market price per Common Share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer Common Shares than if the dividend had been paid in newly issued shares on the dividend payment date. If the Plan Administrator is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making open-market purchases and may instead receive the newly issued Common Shares from the Fund for each participant’s account, in respect of the uninvested portion of the Dividend, at the net asset value per Common Share at the close of business on the last purchase date provided that, if the net asset value is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the dividend will be divided by 95% of the market price on the date of issuance for purposes of determining the number of shares issuable under the Plan.
The Plan Administrator maintains all registered Shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by Shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator in non-certificated form in the name of the participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.
In the case of Common Shares owned by a beneficial owner but registered with the Plan Administrator in the name of a nominee, such as a bank, a broker or other financial intermediary (each, a “Nominee”), the Plan Administrator will administer the Plan on the basis of
40	DoubleLine Yield Opportunities Fund

(Unaudited) March 31, 2026
the number of Common Shares certified from time to time by the Nominee as participating in the Plan. The Plan Administrator will not take instructions or elections from a beneficial owner whose Common Shares are registered with the Plan Administrator in the name of a Nominee. If a beneficial owner’s Common Shares are held through a Nominee and are not registered with the Plan Administrator as participating in the Plan, neither the beneficial owner nor the Nominee will be participants in or have distributions reinvested under the Plan with respect to those Common Shares. If a beneficial owner of Common Shares held in the name of a Nominee wishes to participate in the Plan, and the Shareholder’s Nominee is unable or unwilling to become a registered shareholder and a Plan participant with respect to those Common Shares on the beneficial owner’s behalf, the beneficial owner may request that the Nominee arrange to have all or a portion of his or her Common Shares registered with the Plan Administrator in the beneficial owner’s name so that the beneficial owner may be enrolled as a participant in the Plan with respect to those Common Shares. Please contact your Nominee for details or for other possible alternatives. Participants whose Common Shares are registered with the Plan Administrator in the name of one Nominee may not be able to transfer the Common Shares to another firm or Nominee and continue to participate in the Plan.
There will be no charges with respect to Common Shares issued directly by the Fund as a result of dividends payable either in Common Shares or in cash. However, each participant will pay a per share fee (currently $0.05 per share) incurred in connection with Open-Market Purchases in connection with the reinvestment of distributions. Per share fees include any applicable brokerage commission the Plan Administrator is required to pay.
Shareholders may request to sell a portion of the Common Shares in their accounts by notifying the Plan Administrator as indicated above. The Plan Administrator will sell such Common Shares through a broker-dealer selected by the Plan Administrator within 5 business days of receipt of the request. The sale price will equal the weighted average price of all Common Shares sold through the Plan on the day of the sale, less applicable fees which are currently $ 25.00 per sale and a per share fee of $0.12. Per share fees include any applicable brokerage commission the Plan Administrator is required to pay. Shareholders should note that the Plan Administrator is unable to accept instructions to sell on a specific date or at a specific price or through a specific broker.
The Fund and Plan Administrator, and any agent of either of them, are not liable for any act done in good faith or for any omission to act in good faith, including, without limitation, (i) any claim of liability arising out of failure to terminate a participant’s account upon a participant’s death prior to receipt of notice in writing of such death from a qualified representative of the deceased, (ii) any claim of liability arising out of the inability to purchase Shares, (iii) the prices at which Shares are purchased for a participant’s account, (iv) the times when such purchases are made, or (v) any fluctuations in the market value of the Common Shares. You should recognize that neither the Fund nor the Plan Administrator can assure you of a profit or protect you against a loss on any Common Shares purchased for your account under the Plan. An investment in the Common Shares under the Plan is, like any equity investment, subject to investment risk and possible loss of some or all of the principal amount invested.
The Fund reserves the right to amend or terminate the Plan and will provide written notice to each Shareholder of any amendment or termination. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants by written notice provided directly or in the next report to Shareholders.
Each Shareholder proxy will include those Common Shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to Plan participants and vote proxies for Common Shares held pursuant to the Plan in accordance with the instructions of the participants.
The automatic reinvestment of dividends will not relieve Plan participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends.
All correspondence, questions, or requests for additional information concerning the Plan should be directed to the Plan Administrator by calling 1-800-736-3001 (U.S. and Canada) or 1-781-575-3100 (outside U.S. and Canada) or by writing to Computershare Trust Company, N.A. at P.O. Box 43006, Providence, RI 02940-3006. Be sure to include your name, address, daytime phone number, account number and a reference to the Fund on all correspondence.
The Plan Administrator accepts instructions only from the registered owners of accounts. If you purchased or hold your Fund shares through an intermediary, in most cases your intermediary’s nominee will be the registered owner with the Fund. Accordingly, questions regarding your participation in the Plan or the terms of any reinvestments should be directed to your intermediary in the first instance.
Semi-Annual Report	March 31, 2026	41

DoubleLine Privacy Policy Notice	(Unaudited) March 31, 2026
At DoubleLine, we care about your privacy, value the trust you place in us when you share your personal information, and recognize the obligation to keep this information secure.
This notice provides information about how DoubleLine (“we,” “our,” and “us”) collects, uses, discloses, and protects your personal information, and how you might choose to limit our ability to share certain information about you. Please read this notice carefully.
Information We Collect or Receive About You
We may collect and retain certain non-public personal information about you, including your:
•
Contact information, such as your name, address, email address, your home and mobile telephone numbers;
•
Personal information, such as your date of birth, social security number, driver’s license number, state identification card or passport number;
•
Account information, such as your account number, your balance, investment transaction activities (including to the extent necessary for our servicing of your account(s) with us);
•
Internet or other electronic network activity, but not limited to, browsing history, search history and information regarding your interaction with our website;
•
Financial information, such as your risk tolerance, sources of wealth and your assets, which may include details of shareholdings and beneficial interests in financial instruments, and your bank details; and
•
Beneficial information, such as your family relationships, which may include your marital status, the identity of your spouse and dependents that you have.
How We Use Your Information
We collect only the information we need. DoubleLine does not sell your non-public personal information to any third parties. We may use the information we collect from you in a variety of ways, including:
•
To provide information and communicate with you including through emails and/or text messages;
•
To support our routine business operations (e.g., operate our websites, complete financial transactions that you request, etc.);
•
To promote our products and services;
•
To comply with applicable legal, regulatory and reporting obligations; and
•
To create and maintain records to the extent necessary for account servicing, process transactions, and for third-party delivery services.
Where We Obtain Your Information
Depending on your relationship with DoubleLine, we may collect or receive information about you directly from you and from other sources including from:
•
Your account application, your employer, retirement plan sponsors, financial intermediaries and service providers; and
•
Cookies, beacons, pixel tags and other similar technologies linked to your IP address, web browser, social media and other online service providers.
What is the Legal Basis for Collecting and Processing Your Information
We may collect your information for the following basis:
•
Administration of our funds and business;
•
Performance of the contract we have with you;
•
Processing for the proper administration of our website;
•
Compliance with a legal and regulatory obligation;
•
Consent, where required by applicable law; or
•
Consent, to the processing where it is entirely voluntary, and not necessary or compulsory in any way.
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If you have provided consent to processing and subsequently withdraw that consent, we may still process your personal data where we have another lawful basis for doing so, provided that you have not expressly asked us to stop processing your personal data.
Where we need to collect personal data by law or under the terms of a contract that we have with you and you fail to provide that personal data when requested, we may not be able to perform the contract we have with you.
If you require further details about the specific lawful basis that we are relying on to process any personal data, please contact us (see Contact Us below).
Information Collected From Cookies
Our website may collect certain information about you through the use of cookies to help DoubleLine and its service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly.
We also use web analytics services, which currently include but are not limited to Google Analytics and Adobe Analytics. Such web analytics services use cookies and similar technologies to evaluate your use of the domain, compile statistical reports on domain activity and provide other services related to our website. To read Google’s security and privacy policies and adjust your privacy setting, please go to https://policies.google.com/privacy?hl=en.#infochoices. You can choose not to have your data used by Google Analytics by downloading their opt-out browser add-on. To download the opt-out browser, please go to: https://tools.google.com/dlpage/gaoptout. For more information about Adobe Analytics, or to opt out of Adobe Analytics, please go to: http://www.adobe.com/privacy/opt-out.html.
Information We May Disclose
We do not share your information with nonaffiliated third parties for marketing purposes. We maintain physical, electronic, and procedural safeguards to guard your non-public personal information. We may disclose your personal data to our affiliates or third parties, as follows:
•
To provide services essential to day-to-day running of our business, to process account transactions and maintain your account(s) that you request or authorize;
•
To disclose your name and address to companies for the limited purpose of mailing accountrelated materials such as shareholder reports to you;
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To alert a customer about other financial products and services offered by DoubleLine;
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If DoubleLine is required or authorized by law to do so, such as for the purpose of compliance with regulatory requirements or in the case of a court order, legal investigation, or other properly executed governmental request, disclosing information in connection with legal proceedings such as responding to a subpoena;
•
If you are enrolled in a retirement plan offered by a plans sponsor (your employer or former employer), your personal information may be shared with the plan’s third-party administrator, advisors and other service providers as authorized or directed by the plan sponsor; and
•
We may share your personal data with third parties to whom we may choose to sell, transfer or merge parts of our business or our assets (including in relation to restructuring/insolvency situations). Alternatively, we may seek to acquire other businesses or merge with them. If a change happens to our business, then the new owners may use your personal data in the same way as set out in this privacy notice. Your personal data may be a transferred asset in any sale of all or part of our business.
If you prefer that we not disclose non-public personal information about you to our affiliates for this purpose, you may direct us not to make such disclosures (other than disclosures permitted by law) by contacting us (see Contact Us below). If you limit this sharing and you have a joint account, your decision will be applied to all owners of the account.
Semi-Annual Report	March 31, 2026	43

DoubleLine Privacy Policy Notice (Cont.)
Notice Related to the California Consumer Privacy Act (CCPA) and to “Natural Persons” Residing in the State of California
DoubleLine collects and uses information that identifies, describes, references, links or relates to, or is associated with, a particular consumer or device (“Personal Information”). Personal Information we collect from our customers and consumers is covered under the Gramm-Leach-Bliley Act (“GLBA”) and is therefore excluded from the scope of the California Consumer Privacy Act, as amended by the California Privacy Rights Act (together, “CCPA”).
However, for California residents who are not DoubleLine customers or consumers, as those terms are defined by GLBA, the personal information we collect about you is subject to the CCPA. As such, you have privacy rights with respect to your personal information. Please review the following applicable California privacy notice that is available at the link below, or by contacting us (see Contact Us below).
CA Privacy Notice for Website Visitors, Media Subscribers and Business Representatives
Notice to “Natural Persons” Residing in the European Economic Area (the “EEA”)
This section applies to the collection, receipt or other processing by or on behalf of us of personal data (as defined in the European Data Privacy Laws) of individuals in respect of the European Economic Area (“EEA”) and/or the United Kingdom (“UK”).
We will process your personal data in accordance with applicable privacy laws, including without limitation, where applicable, General Data Protection Regulation (Regulation (EU) 2016/679) (“EU GDPR”), the EU GDPR as it forms part of the laws of England and Wales, Scotland and Northern Ireland by virtue of section 3 of the European Union Withdrawal Act 2018 (“UK GDPR”), the UK Data Protection Act 2018, the Privacy and Electronic Communications (EC Directive) Regulations 2003, (the “European Data Privacy Laws”).
We are the data controller of your personal data, meaning that we determine the purposes and means of the processing of your personal data. Full details of the types of personal data we process, our lawful bases for processing and how we may share your personal data are set out further above.
If you reside in the EEA or the UK, we may transfer your personal information outside the EEA or UK, and will ensure that it is protected and transferred in a manner consistent with applicable European Data Privacy Laws. This can be done in a number of different ways, for instance:
•
The country to which we send the personal information may have been assessed by the European Commission (or such other competent EEA authority) or the UK Information Commissioner’s Office, as applicable, as providing an “adequate” level of protection for personal data; or
•
The recipient may have signed a contract based on standard contractual clauses approved by the European Commission and the UK Information Commissioner’s Office, as applicable.
In other circumstances, the law may permit us to otherwise transfer your personal information outside the EEA or the UK. In all cases, however, any transfer of your personal information will be compliant with applicable European Data Privacy Laws. Should you wish to obtain a copy of the appropriate or suitable safeguards we have adopted where required to do so under the European Privacy Laws or would like to know where they have been made available, please contact us (see Contact Us below).
Notice to Investors in Cayman Islands Investment Funds
If you are a natural person, please review this notice as it applies to you directly. If you are a legal representative of a corporate or entity investor that provides us with any personal information about individuals (i.e., natural persons), you agree to furnish a copy of this notice to each such individual or otherwise advise them of its content.
Any international transfer of personal information will be compliant with the requirements of the Data Protection Act, (As Revised) of the Cayman Islands.
Privacy for Children
DoubleLine is concerned about the privacy of children. Our website and our services are not targeted at individuals under 16 years of age, and we do not knowingly collect any personal information from an individual under 16. If we learn that a child under the age of 13 (or such higher age as required by applicable law) has submitted personally identifiable information online without parental
44	DoubleLine Yield Opportunities Fund

(Unaudited) March 31, 2026
consent, we will take all reasonable measures to delete such information from its databases and to not use such information for any purpose (except where necessary to protect the safety of the child or others as required or allowed by law). If you become aware of any personally identifiable information, we have collected from children under 13 (or such higher age as required by applicable law), please notify us (see Contact Us below). We do not sell or share any personal information and have no actual knowledge about selling or sharing personal information of individuals under the age of 16.
Retention of Personal Information and Security
Your personal information will be retained for as long as required:
•
For the purposes for which the personal information was collected;
•
In order to establish or defend legal rights or obligations or to satisfy any reporting or accounting obligations; and/or
•
As required by data protection laws and any other applicable laws or regulatory requirements, including, but not limited to, U.S. laws and regulations applicable to our business.
Access to and Control of Your Personal Information
Depending on your country of domicile or applicable law, you may have the following rights in respect of the personal information that we process about you:
•
The right to limit the use and disclosure of Sensitive Personal Information;
•
The right to know what personal information we have collected, used or disclosed about you;
•
The right to access and port personal information;
•
The right to opt out of the selling and sharing of personal information;
•
The right to correct personal information about you;
•
The right to object to processing of personal information;
•
The right to request that we delete personal information we have collected, used or disclosed about you;
•
The right to restrict/suspend processing of your personal data, where you don’t want it to be deleted;
•
The right to withdraw consent at any time where we are relying on consent to process your personal data; and
•
The right to be free from discrimination for exercising any of the rights above.
Although you have the right to request that your personal information be deleted at any time, applicable laws or regulatory requirements may prohibit us from doing so. If you are an investor in the DoubleLine funds, certain of the rights described above that may apply to DoubleLine customers outside the United States may not apply to you. In addition, if you invest in a DoubleLine fund through a financial intermediary, DoubleLine may not have access to personal information about you.
Submitting Requests
If you wish to exercise any of the rights set out above, please contact us (see Contact Us below). We will endeavor to respond within one month of receiving the request, unless the request is complex, in which case it may take longer. We may also need to request specific information from you to help confirm your identity and your right to access the relevant personal data (or to exercise any of its other rights). Please be aware that there are exceptions and exemptions that apply to some of the rights, which we will apply in accordance with the applicable European Data Privacy Laws (or other privacy laws). In particular, if you have provided consent to processing and subsequently withdraw that consent, we may still process that personal data where we have another lawful basis for doing so and your withdrawal does not affect the lawfulness of any processing carried out before you withdrew your consent.
Automated Decision-Making
We shall not make any decisions about you solely using automated decision making (including profiling) based on your personal data where such decision produces legal effects concerning you or similarly affects you.
Semi-Annual Report	March 31, 2026	45

DoubleLine Privacy Policy Notice (Cont.)
Complaints
To the extent you believe we have not addressed your concerns or otherwise choose to do so, you have the right under European Data Privacy Laws to lodge a complaint with your competent EEA or UK data protection authority, as applicable. In respect of the UK, the UK Information Commissioner’s Office contact details are available at www.ico.org.uk.
Contact Us
DoubleLine offers several options for exercising your rights. Please contact us at Privacy@DoubleLine.com or at 1 (800) 285-1545.
Changes To DoubleLine’s Privacy Policy
DoubleLine reserves the right to modify its privacy policy at any time, but in the event that there is a change that affects the content of this notice materially, DoubleLine will promptly inform its customers of such changes in accordance with applicable law.
46	DoubleLine Yield Opportunities Fund

Investment Adviser: DoubleLine Capital LP 2002 North Tampa Street Suite 200 Tampa, FL 33602
Before April 13, 2026: Administrator and Transfer Agent: U.S. Bancorp Fund Services, LLC P.O. Box 219252 Kansas City, MO 64121-9252	Beginning April 13, 2026: Administrator: The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Beginning April 13, 2026: Transfer Agent: Computershare 150 Royall Street, Suite 101 Canton, MA 02021
Before April 13, 2026: Custodian: U.S. Bank, N.A. 1555 North River Center Drive Suite 302 Milwaukee, WI 53212	Beginning April 13, 2026: Custodian: The Bank of New York Mellon 240 Greenwich Street New York, NY 10286
Independent Registered Public Accounting Firm: Deloitte & Touche LLP 695 Town Center Drive Suite 1200 Costa Mesa, CA 92626
Legal Counsel: Ropes & Gray LLP 1211 Avenue of the Americas New York, NY 10036
Contact Information: doubleline.com fundinfo@doubleline.com (877) DLine11 or (877) 354-6311
DL-SEMI-DLY

DoubleLine || 2002 North Tampa Street, Suite 200 || Tampa, FL 33602 || (813) 791-7333
fundinfo@doubleline.com || www.doubleline.com

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 1(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the Registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the Registrant’s equity securities that are registered by the Registrant pursuant to Section 12 of the Exchange Act made in the period covered by this report.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The Registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the Registrant’s securities are listed.

(3) A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not Applicable

(5) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DoubleLine Yield Opportunities Fund

By (Signature and Title)*	/s/ Ronald R. Redell
Ronald R. Redell, President and Principal Executive Officer

Date	06/02/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald R. Redell
Ronald R. Redell, President and Principal Executive Officer

Date	06/02/2026

By (Signature and Title)*	/s/ Henry V. Chase
Henry V. Chase, Treasurer and Principal Financial and Accounting Officer

Date	06/02/2026

* Print the name and title of each signing officer under his or her signature.